Schedule of Investments

AllianzGI Dividend Value Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.3%

Aerospace & Defense—6.2%
L3Harris Technologies, Inc.	72,480	$12,310,003
Lockheed Martin Corp.	64,131	24,580,129
Northrop Grumman Corp.	32,981	10,405,176
Raytheon Technologies Corp.	60,972	3,508,329

		50,803,637

Banks—6.4%
Bank of America Corp.	442,781	10,666,594
Citigroup, Inc.	158,559	6,835,479
JPMorgan Chase & Co.	367,655	35,394,147

		52,896,220

Biotechnology—1.4%
AbbVie, Inc.	127,722	11,187,170

Capital Markets—5.1%
Blackstone Group, Inc., Class A	77,430	4,041,846
CME Group, Inc.	97,863	16,373,458
Intercontinental Exchange, Inc.	64,296	6,432,815
Morgan Stanley	83,549	4,039,594
Northern Trust Corp.	146,847	11,449,661

		42,337,374

Chemicals—1.3%
Celanese Corp.	99,375	10,677,844

Commercial Services & Supplies—0.5%
Waste Management, Inc.	36,895	4,175,407

Communications Equipment—2.7%
Cisco Systems, Inc.	342,401	13,487,175
Motorola Solutions, Inc.	58,217	9,129,008

		22,616,183

Containers & Packaging—0.9%
Avery Dennison Corp.	54,789	7,004,226

Diversified Telecommunication Services—1.7%
Cogent Communications Holdings, Inc.	102,544	6,157,767
Verizon Communications, Inc.	136,059	8,094,150

		14,251,917

Electric Utilities—3.2%
NextEra Energy, Inc.	94,142	26,130,054

Equity Real Estate Investment Trusts (REITs)—10.8%
Alexandria Real Estate Equities, Inc.	49,200	7,872,000
American Tower Corp.	16,763	4,052,120
CoreSite Realty Corp.	197,557	23,485,576
Crown Castle International Corp.	110,938	18,471,177
Essex Property Trust, Inc.	17,261	3,465,836
Medical Properties Trust, Inc.	655,682	11,559,674
Prologis, Inc.	120,677	12,142,520
Sun Communities, Inc.	58,930	8,286,147

		89,335,050

	Shares	Value^

Food & Staples Retailing—1.1%
Walmart, Inc.	62,376	$8,727,026

Gas Utilities—2.8%
Atmos Energy Corp.	242,138	23,145,971

Healthcare Equipment & Supplies—2.0%
Abbott Laboratories	154,280	16,790,292

Healthcare Providers & Services—2.8%
Anthem, Inc.	37,426	10,052,249
Chemed Corp.	8,773	4,214,111
UnitedHealth Group, Inc.	27,383	8,537,198

		22,803,558

Hotels, Restaurants & Leisure—2.2%
McDonald’s Corp.	82,694	18,150,506

Household Products—2.5%
Church & Dwight Co., Inc.	45,904	4,301,664
Procter & Gamble Co.	114,669	15,937,844

		20,239,508

Industrial Conglomerates—2.1%
Honeywell International, Inc.	106,903	17,597,303

Insurance—6.6%
Allstate Corp.	264,349	24,885,815
Cincinnati Financial Corp.	124,331	9,694,088
Fidelity National Financial, Inc.	252,806	7,915,356
Marsh & McLennan Cos., Inc.	72,108	8,270,787
Primerica, Inc.	34,857	3,943,721

		54,709,767

IT Services—2.6%
Broadridge Financial Solutions, Inc.	33,044	4,361,808
Global Payments, Inc.	24,334	4,321,232
Leidos Holdings, Inc.	91,222	8,132,441
Mastercard, Inc., Class A	13,799	4,666,408

		21,481,889

Life Sciences Tools & Services—2.1%
Agilent Technologies, Inc.	85,715	8,652,072
Thermo Fisher Scientific, Inc.	20,412	9,012,306

		17,664,378

Machinery—1.0%
Dover Corp.	77,742	8,422,568

Metals & Mining—0.5%
Royal Gold, Inc.	33,700	4,049,729

Mortgage Real Estate Investment Trusts (REITs)—0.4%
Blackstone Mortgage Trust, Inc., Class A	158,179	3,475,193

Multi-Line Retail—1.1%
Dollar General Corp.	42,939	9,000,873

Schedule of Investments

AllianzGI Dividend Value Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Multi-Utilities—3.9%
DTE Energy Co.	102,120	$11,747,885
Sempra Energy	63,173	7,477,156
WEC Energy Group, Inc.	132,380	12,827,622

		32,052,663

Oil, Gas & Consumable Fuels—3.0%
Lukoil PJSC ADR	243,703	13,990,989
ONEOK, Inc.	129,010	3,351,680
Valero Energy Corp.	177,458	7,687,481

		25,030,150

Pharmaceuticals—3.9%
Johnson & Johnson	103,913	15,470,568
Merck & Co., Inc.	198,618	16,475,363

		31,945,931

Professional Services—0.5%
TransUnion	46,806	3,937,789

Road & Rail—2.8%
Norfolk Southern Corp.	109,813	23,498,884

Semiconductors & Semiconductor Equipment—8.2%
Broadcom, Inc.	84,111	30,643,320
Intel Corp.	584,221	30,250,963
Texas Instruments, Inc.	47,562	6,791,378

		67,685,661

Software—1.9%
Microsoft Corp.	75,803	15,943,645

Specialty Retail—3.0%
Best Buy Co., Inc.	78,752	8,764,310
Home Depot, Inc.	58,221	16,168,554

		24,932,864

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	77,657	8,993,457

Total Common Stock (cost—$739,983,273)		811,694,687

EXCHANGE-TRADED FUNDS—1.0%
Invesco S&P 500 Equal Weight (cost—$8,456,370)	78,000	8,432,580

	Principal Amount (000s)	Value^

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $6,487,000; collateralized by U.S. Treasury Notes, 3.00%, due 9/30/25, valued at $6,616,839 including accrued interest (cost—$6,487,000)	$6,487	$6,487,000

Total Investments (cost—$754,926,643)—100.1%		826,614,267

Liabilities in excess of other assets—(0.1)%		(530,172)

Net Assets—100.0%		$826,084,095

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.0%

Brazil—2.9%
Banco do Brasil S.A.	103,200	$544,309
Hypera S.A.	400,400	2,126,094
Vale S.A.	422,000	4,441,749

		7,112,152

China—40.0%
Alibaba Group Holding Ltd. (e)	211,400	7,760,728
Alibaba Group Holding Ltd. ADR (e)	46,700	13,728,866
Anhui Conch Cement Co., Ltd., Class H	844,000	5,845,786
China Merchants Bank Co., Ltd., Class H	1,157,500	5,492,816
Henan Shuanghui Investment & Development Co., Ltd., Class A	331,200	2,582,659
Industrial & Commercial Bank of China Ltd., Class H	2,760,000	1,437,671
JD.com, Inc., Class A (e)	38,500	1,482,451
KWG Group Holdings Ltd.	1,442,000	2,483,489
Meituan Dianping, Class B (e)	237,400	7,478,404
NetEase, Inc.	70,000	1,256,813
NetEase, Inc. ADR	14,400	6,547,248
New Oriental Education & Technology Group, Inc. ADR (e)	36,500	5,456,750
Ping An Insurance Group Co. of China Ltd., Class H	158,500	1,645,364
RiseSun Real Estate Development Co., Ltd., Class A	911,152	1,024,938
Tencent Holdings Ltd.	286,300	19,337,667
Tianneng Power International Ltd.	412,000	740,255
Tsingtao Brewery Co., Ltd., Class A	354,964	3,926,440
Weichai Power Co., Ltd., Class H	1,497,000	3,029,108
Wuliangye Yibin Co., Ltd., Class A	101,079	3,295,403
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,811,800	2,716,710

		97,269,566

Hong Kong—0.9%
WH Group Ltd. (a)	2,770,500	2,259,916

India—8.8%
Ambuja Cements Ltd.	471,482	1,387,845
Bajaj Auto Ltd.	57,650	2,253,650
Britannia Industries Ltd.	20,188	1,041,893
Divi’s Laboratories Ltd.	39,041	1,616,323
HDFC Bank Ltd. ADR (e)	105,700	5,280,772
Hindustan Unilever Ltd.	40,915	1,149,822
Infosys Ltd.	312,005	4,290,115
REC Ltd.	903,608	1,217,575
Reliance Industries Ltd.	84,559	2,564,496
Tata Chemicals Ltd.	173,574	708,659

		21,511,150

Indonesia—0.3%
Bank Central Asia Tbk PT	356,700	651,122

	Shares	Value^

Korea (Republic of)—12.7%
CJ CheilJedang Corp.	16,032	$5,411,383
Hana Financial Group, Inc.	134,083	3,221,084
Kia Motors Corp.	72,307	2,899,650
LG Chem Ltd.	1,661	927,120
LG Electronics, Inc.	72,736	5,697,622
Samsung Electronics Co., Ltd.	201,920	10,024,142
SK Hynix, Inc.	39,279	2,815,625

		30,996,626

Malaysia—0.8%
Top Glove Corp., Bhd	915,500	1,835,585

Poland—0.9%
CD Projekt S.A. (e)	21,126	2,287,476

Russian Federation—3.5%
Lukoil PJSC ADR	81,234	4,693,774
MMC Norilsk Nickel PJSC ADR	114,179	2,754,359
VTB Bank PJSC GDR (e)	1,188,635	990,939

		8,439,072

Saudi Arabia—0.2%
Savola Group	46,410	594,897

South Africa—2.8%
AngloGold Ashanti Ltd. ADR	81,600	2,152,608
Aspen Pharmacare Holdings Ltd. (e)	84,160	600,823
Gold Fields Ltd. ADR	274,000	3,367,460
Nedbank Group Ltd.	96,175	575,513

		6,696,404

Switzerland—1.0%
Givaudan S.A.	566	2,443,879

Taiwan—19.4%
Asustek Computer, Inc.	112,000	985,401
Cathay Financial Holding Co., Ltd.	512,000	685,431
Compeq Manufacturing Co., Ltd.	1,630,000	2,320,322
E Ink Holdings, Inc.	670,000	886,451
Hon Hai Precision Industry Co., Ltd.	1,647,000	4,427,976
Radiant Opto-Electronics Corp.	741,000	2,841,860
Sino-American Silicon Products, Inc.	440,000	1,482,264
Taiwan Semiconductor Manufacturing Co., Ltd.	1,674,000	25,183,767
United Microelectronics Corp.	6,289,000	6,203,330
Zhen Ding Technology Holding Ltd.	512,000	2,247,353

		47,264,155

Thailand—2.5%
Charoen Pokphand Foods PCL (c)(d)	6,730,500	5,965,577

Turkey—0.7%
KOC Holding AS	212,766	402,823
Vestel Elektronik Sanayi ve Ticaret AS (e)	533,563	1,196,491

		1,599,314

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

United States—0.6%
AutoZone, Inc. (e)	1,300	$1,530,932

Total Common Stock (cost—$178,629,979)		238,457,823

PREFERRED STOCK—0.9%

Brazil—0.9%
Cia Paranaense de Energia (cost—$1,601,652)	202,400	2,234,873

	Principal Amount (000s)

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $4,517,000; collateralized by U.S. Treasury Notes, 3.00%, due 9/30/25, valued at $4,607,360 including accrued interest (cost—$4,517,000)	$4,517	4,517,000

Total Investments (cost—$184,748,631) (b)—100.8%		245,209,696

Liabilities in excess of other assets—(0.8)%		(1,970,427)

Net Assets—100.0%		$243,239,269

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $2,259,916, representing 0.9% of net assets.

(b)	Securities with an aggregate value of $187,315,458, representing 77.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $5,965,577, representing 2.5% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Semiconductors & Semiconductor Equipment	15.8%
Internet & Direct Marketing Retail	12.5%
Interactive Media & Services	7.9%
Banks	7.5%
Food Products	7.3%
Metals & Mining	5.2%
Technology Hardware, Storage & Peripherals	4.5%
Entertainment	4.1%
Electronic Equipment, Instruments & Components	4.1%
Oil, Gas & Consumable Fuels	3.0%
Construction Materials	3.0%
Beverages	3.0%
Household Durables	2.8%
Machinery	2.4%
Diversified Consumer Services	2.2%
Automobiles	2.1%
IT Services	1.8%
Chemicals	1.7%
Real Estate Management & Development	1.4%
Pharmaceuticals	1.1%
Insurance	1.0%
Electric Utilities	0.9%
Healthcare Equipment & Supplies	0.8%
Life Sciences Tools & Services	0.7%
Specialty Retail	0.6%
Diversified Financial Services	0.5%
Household Products	0.5%
Auto Components	0.3%
Industrial Conglomerates	0.2%
Repurchase Agreements	1.9%
Liabilities in excess of other assets	(0.8)%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—100.6%

Aerospace & Defense—1.3%
L3Harris Technologies, Inc.	89,765	$15,245,688

Airlines—1.7%
Southwest Airlines Co.	550,395	20,639,813

Automobiles—4.0%
Tesla, Inc. (b)	112,410	48,225,014

Biotechnology—2.0%
Immunomedics, Inc. (b)	285,950	24,314,329

Capital Markets—4.0%
MSCI, Inc.	60,190	21,474,588
S&P Global, Inc.	73,790	26,608,674

		48,083,262

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc. (b)	56,695	8,619,908

Healthcare Equipment & Supplies—1.9%
DexCom, Inc. (b)	19,795	8,160,093
Tandem Diabetes Care, Inc. (b)	133,635	15,167,572

		23,327,665

Healthcare Providers & Services—1.1%
Anthem, Inc.	51,555	13,847,157

Hotels, Restaurants & Leisure—2.4%
Chipotle Mexican Grill, Inc. (b)	10,800	13,432,068
Las Vegas Sands Corp.	339,765	15,853,435

		29,285,503

Interactive Media & Services—6.6%
Alphabet, Inc., Class A (b)	9,900	14,509,440
Facebook, Inc., Class A (b)	212,535	55,662,916
Tencent Holdings Ltd. ADR	147,210	9,958,757

		80,131,113

Internet & Direct Marketing Retail—7.2%
Amazon.com, Inc. (b)	27,742	87,352,068

IT Services—16.3%
EPAM Systems, Inc. (b)	77,315	24,994,393
Mastercard, Inc., Class A	115,045	38,904,768
Okta, Inc. (b)	69,610	14,886,098
PayPal Holdings, Inc. (b)	210,555	41,485,652
Repay Holdings Corp. (b)	441,460	10,374,310
Square, Inc., Class A (b)	154,740	25,152,987
Visa, Inc., Class A	210,475	42,088,686

		197,886,894

Life Sciences Tools & Services—1.0%
Avantor, Inc. (b)	533,425	11,996,728

Multi-Line Retail—2.4%
Dollar General Corp.	141,525	29,666,471

Personal Products—0.9%
Estee Lauder Cos., Inc., Class A	51,765	11,297,711

Pharmaceuticals—8.4%
AstraZeneca PLC ADR	406,310	22,265,788
Bristol-Myers Squibb Co.	224,415	13,529,980
Horizon Therapeutics PLC (b)	445,470	34,604,110
Zoetis, Inc.	194,050	32,090,048

		102,489,926

	Shares	Value^

Road & Rail—2.1%
Union Pacific Corp.	128,945	$25,385,402

Semiconductors & Semiconductor Equipment—5.6%
Lam Research Corp.	66,950	22,210,662
NVIDIA Corp.	59,185	32,032,106
Skyworks Solutions, Inc.	91,970	13,381,635

		67,624,403

Software—16.7%
Crowdstrike Holdings, Inc., Class A (b)	101,795	13,978,489
Microsoft Corp.	592,260	124,570,046
Paycom Software, Inc. (b)	38,175	11,883,878
Salesforce.com, Inc. (b)	144,435	36,299,404
ServiceNow, Inc. (b)	31,820	15,432,700

		202,164,517

Specialty Retail—4.7%
Burlington Stores, Inc. (b)	83,895	17,289,920
Lowe’s Cos., Inc.	158,100	26,222,466
O’Reilly Automotive, Inc. (b)	28,135	12,972,486

		56,484,872

Technology Hardware, Storage & Peripherals—9.6%
Apple, Inc. (a)	1,007,240	116,648,464

Total Common Stock (cost—$581,475,850)		1,220,716,908

	Principal Amount (000s)

Repurchase Agreements—0.1%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $963,000; collateralized by U.S. Treasury Notes, 3.00%, due 9/30/25, valued at $982,301 including accrued interest (cost—$963,000)	$963	963,000

Total Investments (cost—$582,438,850)—100.7%		1,221,679,908

Liabilities in excess of other assets—(0.7)%		(8,606,232)

Net Assets—100.0%		$1,213,073,676

Notes to Schedule of Investments:

(a)

All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no open options written outstanding at September 30, 2020, however the Fund had securities segregated as collateral for any transactions in the future.

(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—97.8%

Australia—2.4%
Ansell Ltd.	4,977	$132,401
Austal Ltd.	105,098	248,223
Bapcor Ltd.	29,003	142,623
Cleanaway Waste Management Ltd.	134,320	202,820
JB Hi-Fi Ltd.	2,189	74,426
NEXTDC Ltd. (e)	30,036	266,543
Northern Star Resources Ltd.	9,000	89,181
Paradigm Biopharmaceuticals Ltd. (e)	22,471	43,106
Pro Medicus Ltd.	7,800	152,136
Seven Group Holdings Ltd.	16,500	214,286
Starpharma Holdings Ltd. (e)	104,609	112,958
Worley Ltd.	19,650	136,955

		1,815,658

Austria—0.6%
Wienerberger AG (e)	17,395	459,698

Denmark—1.1%
Ambu A/S, Class B	12,583	354,330
SimCorp A/S	3,657	479,740

		834,070

Finland—0.6%
Huhtamaki Oyj	8,820	434,675

France—2.0%
Korian S.A. (e)	11,204	392,629
Nexity S.A.	9,446	287,259
SCOR SE (e)	14,854	413,564
SPIE S.A. (e)	24,582	440,536

		1,533,988

Germany—4.2%
alstria office REIT-AG	23,059	320,641
Bechtle AG	2,169	438,883
CANCOM SE	7,012	362,188
Evotec SE (e)	15,519	409,148
Hella GmbH & Co. KGaA (e)	8,865	447,140
Jenoptik AG	15,195	407,421
Scout24 AG (a)	5,252	458,116
Siltronic AG	4,081	365,623

		3,209,160

Hong Kong—1.0%
Alphamab Oncology (a)(e)	37,000	72,846
Hutchison China MediTech Ltd. ADR (e)	7,200	232,560
Nissin Foods Co., Ltd.	245,000	256,799
Techtronic Industries Co., Ltd.	15,000	199,435
VTech Holdings Ltd.	3,600	22,455

		784,095

Ireland—1.9%
Horizon Therapeutics PLC (e)	18,854	1,464,579

Italy—1.1%
Buzzi Unicem SpA	18,305	425,290
ERG SpA	17,023	428,125

		853,415

	Shares	Value^

Japan—11.9%
Anritsu Corp.	6,100	$139,008
Azbil Corp.	14,700	550,808
COMSYS Holdings Corp.	13,600	379,486
Fuji Electric Co., Ltd.	15,600	494,530
Fuji Oil Holdings, Inc.	12,800	402,913
Glory Ltd.	13,300	298,208
Heiwa Real Estate Co., Ltd.	9,400	259,717
Holon Co., Ltd.	2,100	86,060
Itochu Techno-Solutions Corp.	19,600	743,534
Jeol Ltd.	15,300	527,449
Marui Group Co., Ltd.	37,300	715,760
Mitsubishi UFJ Lease & Finance Co., Ltd.	120,300	558,957
Nihon Unisys Ltd.	16,000	504,803
NSK Ltd.	34,700	265,606
Open House Co., Ltd.	5,500	199,262
PALTAC Corp.	5,600	283,250
Penta-Ocean Construction Co., Ltd.	87,900	576,299
Ryohin Keikaku Co., Ltd.	13,700	227,645
T&D Holdings, Inc.	15,600	153,790
Taiyo Yuden Co., Ltd.	2,900	91,344
TechnoPro Holdings, Inc.	7,100	444,541
Tokyu Fudosan Holdings Corp.	106,900	461,777
Tosoh Corp.	33,100	537,412
ValueCommerce Co., Ltd.	5,400	181,109

		9,083,268

Korea (Republic of)—0.3%
Koh Young Technology, Inc.	2,660	203,532

Netherlands—1.0%
ASM International NV	2,718	389,606
ASR Nederland NV	11,682	392,904

		782,510

New Zealand—0.1%
Eroad Ltd. (e)	15,172	43,902

Norway—1.0%
Elkem ASA (a)	158,506	337,972
Storebrand ASA (e)	76,301	401,923

		739,895

Singapore—0.5%
Mapletree Industrial Trust REIT	154,200	365,344

Sweden—1.1%
AAK AB (e)	22,141	412,076
Elekta AB, Class B	37,145	466,782

		878,858

Switzerland—2.5%
Galenica AG (a)	5,312	369,379
Georg Fischer AG	485	503,620
Interroll Holding AG	187	472,975
OC Oerlikon Corp. AG	43,610	347,305
Quotient Ltd. (e)	48,479	249,182

		1,942,461

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Taiwan—0.8%
ASMedia Technology, Inc.	5,000	$253,512
Unimicron Technology Corp.	44,000	114,098
Win Semiconductors Corp.	14,000	139,597
Yageo Corp.	7,000	85,955

		593,162

Thailand—0.3%
Sri Trang Gloves Thailand PCL (c)(d)(e)	89,800	217,504

United Kingdom—6.1%
ASOS PLC (e)	7,624	506,202
Auto Trader Group PLC (a)	64,953	471,585
Crest Nicholson Holdings PLC (e)	91,968	234,322
Genus PLC	9,190	455,746
HomeServe PLC	26,672	425,012
Howden Joinery Group PLC	51,466	391,713
Intermediate Capital Group PLC	25,318	389,387
Mimecast Ltd. (e)	8,663	406,468
Moneysupermarket.com Group PLC	103,187	355,687
Rotork PLC	90,015	326,361
Spectris PLC	11,403	357,996
Wizz Air Holdings PLC (a)(e)	8,435	338,114

		4,658,593

United States—57.3%
ACADIA Pharmaceuticals, Inc. (e)	7,558	311,768
Adaptive Biotechnologies Corp. (e)	10,454	508,378
Agree Realty Corp. REIT	9,871	628,190
Axon Enterprise, Inc. (e)	7,244	657,031
Blackline, Inc. (e)	7,058	632,609
Bright Horizons Family Solutions, Inc. (e)	4,451	676,730
Cerence, Inc. (e)	10,665	521,199
Chart Industries, Inc. (e)	7,343	515,993
Chegg, Inc. (e)	10,776	769,837
Chemours Co.	40,362	843,969
Churchill Downs, Inc.	3,753	614,816
Clean Harbors, Inc. (e)	11,037	618,403
Everbridge, Inc. (e)	4,007	503,800
EverQuote, Inc., Class A (e)	17,598	679,987
Fastly, Inc., Class A (e)	5,050	473,084
Floor & Decor Holdings, Inc., Class A (e)	9,555	714,714
FormFactor, Inc. (e)	20,017	499,024
Freshpet, Inc. (e)	8,159	910,952
Grocery Outlet Holding Corp. (e)	18,487	726,909
Haemonetics Corp. (e)	6,199	540,863
Health Catalyst, Inc. (e)	14,050	514,230
HubSpot, Inc. (e)	2,513	734,374
Huntsman Corp.	27,065	601,114
IAA, Inc. (e)	15,971	831,610
ICF International, Inc.	7,363	453,045
II-VI, Inc. (e)	12,415	503,552
Invitae Corp. (e)	5,445	236,041
ITT, Inc.	8,175	482,734
Kinsale Capital Group, Inc.	3,913	744,174
Kratos Defense & Security Solutions, Inc. (e)	32,292	622,590
LHC Group, Inc. (e)	4,194	891,477
LPL Financial Holdings, Inc.	9,870	756,733
Materion Corp.	7,182	373,679
Mercury Systems, Inc. (e)	8,696	673,592
Monolithic Power Systems, Inc.	2,244	627,445
NanoString Technologies, Inc. (e)	9,073	405,563

	Shares	Value^

Nevro Corp. (e)	3,074	$428,208
nLight, Inc. (e)	13,396	314,538
Norwegian Cruise Line Holdings Ltd. (e)	31,369	536,724
Novocure Ltd. (e)	4,727	526,162
Onto Innovation, Inc. (e)	15,628	465,402
Palomar Holdings, Inc. (e)	9,937	1,035,833
Paylocity Holding Corp. (e)	3,855	622,274
Pebblebrook Hotel Trust REIT	39,127	490,261
Penn National Gaming, Inc. (e)	12,599	915,947
Perficient, Inc. (e)	16,061	686,447
PetIQ, Inc. (e)	23,799	783,463
Pinnacle Financial Partners, Inc.	18,104	644,321
Planet Fitness, Inc., Class A (e)	11,219	691,315
Plug Power, Inc. (e)	53,679	719,835
Pool Corp.	2,571	860,102
Power Integrations, Inc.	8,562	474,335
Q2 Holdings, Inc. (e)	6,018	549,203
QTS Realty Trust, Inc., Class A REIT	9,587	604,173
Repay Holdings Corp. (e)	31,678	744,433
Saia, Inc. (e)	5,489	692,383
Shockwave Medical, Inc. (e)	7,243	549,019
Summit Materials, Inc., Class A (e)	41,747	690,495
SunPower Corp. (e)	55,370	692,679
Tandem Diabetes Care, Inc. (e)	8,701	987,564
TechTarget, Inc. (e)	12,693	557,984
Terreno Realty Corp. REIT	14,075	770,747
Trex Co., Inc. (e)	9,696	694,234
Twist Bioscience Corp. (e)	5,596	425,128
Varonis Systems, Inc. (e)	3,285	379,155
Visteon Corp. (e)	8,091	560,059
Wendy’s Co.	27,219	606,848
Western Alliance Bancorp	20,624	652,131
YETI Holdings, Inc. (e)	13,432	608,738
Zynga, Inc., Class A (e)	103,953	948,051

		43,708,400

Total Common Stock (cost—$58,143,172)		74,606,767

PREFERRED STOCK—0.7%

Germany—0.7%
Jungheinrich AG (cost—$356,422)	13,982	481,367

	Principal Amount (000s)
Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $723,000; collateralized by U.S. Treasury Notes, 0.25%, due 9/30/25, valued at $737,542 including accrued interest (cost—$723,000)	$723	723,000

Total Investments (cost—$59,222,594) (b)—99.4%		75,811,134

Other assets less liabilities (f)—0.6%		490,893

Net Assets—100.0%		$76,302,027

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,048,012, representing 2.7% of net assets.

(b)	Securities with an aggregate value of $27,538,060, representing 36.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $217,504, representing 0.3% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.
(f)	Includes net unrealized appreciation of other financial instruments as follows:

Forward foreign currency contracts outstanding at September 30, 2020:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2020	Unrealized Appreciation
Purchased:
27,753 Australian Dollar settling 10/2/20	State Street Bank London	$19,765	$19,878	$113
85,775 Hong Kong Dollar settling 10/5/20	State Street Bank London	11,068	11,068	—
86,390 Hong Kong Dollar settling 10/6/20	State Street Bank London	11,147	11,147	—

				$113

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2020 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:
Healthcare Equipment & Supplies	6.5%
Software	6.3%
IT Services	5.5%
Semiconductors & Semiconductor Equipment	5.5%
Machinery	5.1%
Hotels, Restaurants & Leisure	4.4%
Equity Real Estate Investment Trusts (REITs)	4.2%
Insurance	4.1%
Electronic Equipment, Instruments & Components	3.4%
Commercial Services & Supplies	3.3%
Healthcare Providers & Services	3.2%
Chemicals	3.1%
Aerospace & Defense	2.9%
Food Products	2.6%
Pharmaceuticals	2.4%
Interactive Media & Services	2.1%
Construction Materials	2.1%
Biotechnology	2.0%
Diversified Consumer Services	1.9%
Life Sciences Tools & Services	1.7%
Banks	1.7%
Distributors	1.7%
Electrical Equipment	1.6%
Capital Markets	1.5%
Auto Components	1.3%
Construction & Engineering	1.3%
Real Estate Management & Development	1.3%
Entertainment	1.2%
Multi-Line Retail	1.2%
Professional Services	1.2%
Internet & Direct Marketing Retail	1.1%
Specialty Retail	1.0%
Media	1.0%
Food & Staples Retailing	1.0%
Building Products	0.9%
Road & Rail	0.9%
Healthcare Technology	0.9%
Leisure Equipment & Products	0.8%
Trading Companies & Distributors	0.8%
Diversified Financial Services	0.7%
Metals & Mining	0.6%
Containers & Packaging	0.6%
Independent Power Producers & Energy Traders	0.6%
Airlines	0.5%
Real Estate	0.3%
Household Durables	0.3%
Energy Equipment & Services	0.2%
Communications Equipment	0.0%
Repurchase Agreements	0.9%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.3%

Biotechnology—10.0%
AbbVie, Inc.	41,185	$3,607,394
ACADIA Pharmaceuticals, Inc. (d)	14,825	611,531
Adverum Biotechnologies, Inc. (d)	27,165	279,800
Amgen, Inc.	8,945	2,273,461
Arena Pharmaceuticals, Inc. (d)	13,045	975,636
Aurinia Pharmaceuticals, Inc. (d)	25,560	376,499
Avita Therapeutics, Inc. (d)	27,575	693,787
Biogen, Inc. (d)	1,110	314,885
BioNTech SE ADR (d)	10,615	734,876
Deciphera Pharmaceuticals, Inc. (d)	9,040	463,752
Epizyme, Inc. (d)	34,770	414,806
Gilead Sciences, Inc.	19,595	1,238,208
ImmunoGen, Inc. (d)	86,940	312,984
Iovance Biotherapeutics, Inc. (d)	14,835	488,368
Karyopharm Therapeutics, Inc. (d)	17,005	248,273
Mersana Therapeutics, Inc. (d)	29,340	546,311
Natera, Inc. (d)	6,270	452,945
Translate Bio, Inc. (d)	22,990	312,894
Turning Point Therapeutics, Inc. (d)	6,115	534,206
Vertex Pharmaceuticals, Inc. (d)	7,775	2,115,733

		16,996,349

Healthcare Equipment & Supplies—20.1%
Abbott Laboratories	31,970	3,479,295
Alcon, Inc. (d)	20,775	1,183,136
Axonics Modulation Technologies, Inc. (d)	17,205	878,143
Becton Dickinson and Co.	7,480	1,740,446
Boston Scientific Corp. (d)	100,537	3,841,519
CONMED Corp.	22,935	1,804,296
Cooper Cos., Inc.	10,290	3,468,965
DexCom, Inc. (d)	2,675	1,102,715
GenMark Diagnostics, Inc. (d)	104,735	1,487,237
Hologic, Inc. (d)	43,260	2,875,492
Itamar Medical Ltd. ADR (d)	42,065	855,602
Medtronic PLC	53,290	5,537,897
Nevro Corp. (d)	9,895	1,378,374
NuVasive, Inc. (d)	17,165	833,704
Quotient Ltd. (d)	247,189	1,270,552
Zimmer Biomet Holdings, Inc.	17,675	2,406,275

		34,143,648

Healthcare Providers & Services—12.1%
Anthem, Inc.	13,865	3,724,000
Centene Corp. (d)	59,480	3,469,469
Cigna Corp.	9,900	1,677,159
Humana, Inc.	7,605	3,147,634
Laboratory Corp. of America Holdings (d)	9,025	1,699,137
LHC Group, Inc. (d)	5,115	1,087,244
Ontrak, Inc. (d)	10,095	605,700
Tenet Healthcare Corp. (d)	57,090	1,399,276
UnitedHealth Group, Inc.	12,116	3,777,405

		20,587,024

Life Sciences Tools & Services—6.5%
10X Genomics, Inc. (d)	5,590	696,961
Agilent Technologies, Inc.	8,990	907,450
Avantor, Inc. (d)	162,890	3,663,396
Pacific Biosciences of California, Inc. (d)	101,540	1,002,200
PRA Health Sciences, Inc. (d)	11,770	1,193,949
Syneos Health, Inc. (d)	23,505	1,249,526
Thermo Fisher Scientific, Inc.	5,140	2,269,413

		10,982,895

	Shares	Value^

Pharmaceuticals—49.6%
Astellas Pharma, Inc.	148,100	$2,207,667
AstraZeneca PLC ADR	168,460	9,231,608
Bristol-Myers Squibb Co.	141,410	8,525,609
Catalent, Inc. (d)	33,205	2,844,340
Daiichi Sankyo Co., Ltd.	85,800	2,633,866
Eli Lilly and Co.	22,210	3,287,524
Horizon Therapeutics PLC (d)	83,255	6,467,248
Johnson & Johnson	40,957	6,097,678
Merck & Co., Inc.	59,527	4,937,765
MyoKardia, Inc. (d)	4,485	611,440
Novartis AG ADR	92,208	8,018,408
Ono Pharmaceutical Co., Ltd.	120,500	3,790,187
Pfizer, Inc.	153,524	5,634,331
Roche Holding AG ADR	208,860	8,941,297
Sanofi ADR	101,860	5,110,316
Zoetis, Inc.	33,995	5,621,753

		83,961,037

Total Common Stock (cost—$144,242,556)		166,670,953

	Units

WARRANTS—0.1%

Pharmaceuticals—0.1%
AIT Therapeutics, Inc., exercise price $4.25, expires 2/14/21 (b)(c)(d) (cost—$1,239)	123,899	105,438

	Shares

RIGHTS—0.0%

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. CVR (b)(c)(d) (cost—$957)	38,000	957

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $4,064,000; collateralized by U.S. Treasury Notes, 0.25%, due 9/30/25, valued at $4,145,377 including accrued interest (cost—$4,064,000)	$4,064	4,064,000

Total Investments (cost—$148,308,752) (a)—100.8%		170,841,348

Liabilities in excess of other assets—(0.8)%		(1,427,363)

Net Assets—100.0%		$169,413,985

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $8,631,720, representing 5.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $106,395, representing 0.1% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—34.7%

Aerospace & Defense—0.2%
Boeing Co.	65,500	$10,824,530
Erickson, Inc. (d)(f)(l)	10,866	141,367

		10,965,897

Air Freight & Logistics—0.4%
FedEx Corp. (g)	90,300	22,712,256

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(f)(l)	2,328	31,731

Automobiles—0.9%
Ford Motor Co.	1,199,700	7,990,002
Tesla, Inc. (l)	92,725	39,779,952

		47,769,954

Banks—0.3%
CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (d)(f)(j)(l)	31,304	3
CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (d)(f)(i)(j)(l)	42,857	4
JPMorgan Chase & Co.	180,000	17,328,600

		17,328,607

Biotechnology—0.7%
AbbVie, Inc.	216,517	18,964,724
BioMarin Pharmaceutical, Inc. (l)	3,926	298,690
Vertex Pharmaceuticals, Inc. (l)	74,100	20,164,092

		39,427,506

Capital Markets—0.5%
Charles Schwab Corp.	195,400	7,079,342
S&P Global, Inc. (g)	61,000	21,996,600

		29,075,942

Chemicals—0.2%
Chemours Co.	238,400	4,984,944
Dow, Inc.	59,533	2,801,027
DuPont de Nemours, Inc.	59,533	3,302,891

		11,088,862

Commercial Services—0.0%
Cenveo Corp. (d)(f)(i)(l)	19,074	576,798

Commercial Services & Supplies—0.1%
Stericycle, Inc. (l)	66,843	4,215,120

Construction & Engineering—0.0%
Fluor Corp.	209,800	1,848,338

Diversified Telecommunication Services—0.0%
Frontier Communications Corp. (l)	210,781	33,830

Electronic Equipment, Instruments & Components—0.1%
Belden, Inc.	125,172	3,895,353

Energy Equipment & Services—0.1%
Bristow Group, Inc. (l)	2,838	60,307
National Oilwell Varco, Inc.	145,600	1,319,136
Schlumberger NV	172,400	2,682,544

		4,061,987

Entertainment—1.2%
Activision Blizzard, Inc. (g)	272,700	22,075,065
Netflix, Inc. (g)(l)	84,800	42,402,544

		64,477,609

	Shares	Value^

Equity Real Estate Investment Trusts (REITs)—0.9%
American Tower Corp. (g)	89,800	$21,707,354
Crown Castle International Corp.	154,546	25,731,909

		47,439,263

Food & Staples Retailing—0.7%
Costco Wholesale Corp. (g)	101,025	35,863,875

Healthcare Equipment & Supplies—1.2%
Align Technology, Inc. (g)(l)	84,250	27,580,080
Boston Scientific Corp. (l)	505,000	19,296,050
Intuitive Surgical, Inc. (l)	27,700	19,654,258

		66,530,388

Healthcare Providers & Services—0.8%
UnitedHealth Group, Inc.	143,800	44,832,526

Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp. (g)	47,100	10,337,979
Starbucks Corp. (g)	152,200	13,077,024

		23,415,003

Household Durables—0.4%
DR Horton, Inc. (g)	269,775	20,403,083

Independent Power Producers & Energy Traders—0.0%
Vistra Corp.	144,101	2,717,745

Industrial Conglomerates—0.3%
General Electric Co.	326,200	2,032,226
Honeywell International, Inc. (g)	94,300	15,522,723

		17,554,949

Insurance—0.1%
Aon PLC, Class A	17,900	3,692,770

Interactive Media & Services—2.8%
Alphabet, Inc., Class A (g)(l)	55,750	81,707,200
Facebook, Inc., Class A (g)(l)	276,450	72,402,255

		154,109,455

Internet & Direct Marketing Retail—2.2%
Alibaba Group Holding Ltd. ADR (g)(l)	69,100	20,314,018
Amazon.com, Inc. (l)	31,375	98,791,404

		119,105,422

IT Services—3.5%
Accenture PLC, Class A (g)	60,500	13,672,395
Mastercard, Inc., Class A (g)	140,100	47,377,617
PayPal Holdings, Inc. (l)	211,900	41,750,657
Shopify, Inc., Class A (l)	10,225	10,459,868
Square, Inc., Class A (l)	110,700	17,994,285
Twilio, Inc., Class A (g)(l)	35,375	8,740,809
Visa, Inc., Class A (g)	262,000	52,392,140

		192,387,771

Life Sciences Tools & Services—1.0%
IQVIA Holdings, Inc. (l)	111,350	17,552,100
Thermo Fisher Scientific, Inc.	78,350	34,593,092

		52,145,192

Machinery—0.7%
Caterpillar, Inc. (g)	172,200	25,683,630
Deere & Co. (g)	65,800	14,583,254

		40,266,884

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Media—0.0%
LiveStyle, Inc. (a)(d)(f)(i)(l)(m)	202,319	$20
Postmedia Network Canada Corp. (d)(f)(l)	1,018,823	774,306

		774,326

Metals & Mining—0.3%
ArcelorMittal S.A. (l)	180,611	2,393,096
Freeport-McMoRan, Inc.	842,625	13,178,655

		15,571,751

Multi-Line Retail—0.9%
Dollar General Corp. (g)	134,100	28,110,042
Target Corp. (g)	125,475	19,752,274

		47,862,316

Oil, Gas & Consumable Fuels—0.1%
Arch Resources, Inc.	1,858	78,928
Chesapeake Energy Corp. (l)	6,253	25,450
Hercules Offshore, Inc. (d)(f)(l)	174,935	17
Kinder Morgan, Inc.	187,778	2,315,303
Occidental Petroleum Corp.	136,525	1,366,615
Riviera Resources, Inc.	25,527	44,672
Southwestern Energy Co. (l)	508,010	1,193,824

		5,024,809

Pharmaceuticals—1.0%
Horizon Therapeutics PLC (l)	179,900	13,974,632
Merck & Co., Inc.	110,700	9,182,565
Teva Pharmaceutical Industries Ltd. ADR (l)	248,006	2,234,534
Zoetis, Inc.	182,900	30,246,173

		55,637,904

Road & Rail—0.2%
Union Pacific Corp. (g)	50,300	9,902,561

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(f)(l)	537	—	†

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc. (g)(l)	337,300	27,655,227
Broadcom, Inc. (g)	68,300	24,883,056
Lam Research Corp. (g)	74,300	24,649,025
Marvell Technology Group Ltd. (g)	586,300	23,276,110
Micron Technology, Inc. (g)(l)	192,800	9,053,888
NVIDIA Corp.	93,228	50,456,858

		159,974,164

Software—6.0%
Adobe, Inc. (g)(l)	103,075	50,551,072
Atlassian Corp. PLC, Class A (l)	56,700	10,307,493
Crowdstrike Holdings, Inc., Class A (g)(l)	97,200	13,347,504
DocuSign, Inc. (g)(l)	40,150	8,641,886
Intuit, Inc. (g)	76,100	24,824,581
Microsoft Corp.	472,025	99,281,018
Salesforce.com, Inc. (g)(l)	178,700	44,910,884
ServiceNow, Inc. (g)(l)	61,200	29,682,000

	Shares	Value^

Workday, Inc., Class A (l)	93,100	$20,028,603
Zoom Video Communications, Inc., Class A (l)	54,850	25,785,534

		327,360,575

Specialty Retail—0.9%
Home Depot, Inc. (g)	176,900	49,126,899

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc. (g)	878,200	101,704,342
Western Digital Corp.	1,953	71,382

		101,775,724

Textiles, Apparel & Luxury Goods—0.8%
Iconix Brand Group, Inc. (l)	46,085	32,859
NIKE, Inc., Class B (g)	325,300	40,838,162

		40,871,021

Total Common Stock (cost—$1,970,265,750)		1,891,856,166

	Principal Amount (000s)

CORPORATE BONDS & NOTES—29.4%

Advertising—0.1%
National CineMedia LLC (a)(b),
5.875%, 4/15/28	$8,220	6,884,250

Aerospace & Defense—0.8%
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	5,910	6,191,346
TransDigm, Inc.,
5.50%, 11/15/27	15,130	14,569,433
6.50%, 7/15/24	1,425	1,424,914
6.50%, 5/15/25	10,895	10,881,381
Triumph Group, Inc. (a)(b),
6.25%, 9/15/24	7,635	6,512,808
8.875%, 6/1/24	3,750	4,003,125

		43,583,007

Airlines—0.5%
American Airlines, Inc. (a)(b),
11.75%, 7/15/25	12,200	11,794,289
Delta Air Lines, Inc.,
7.375%, 1/15/26	12,455	13,074,146

		24,868,435

Auto Components—0.9%
Adient U.S. LLC (a)(b),
7.00%, 5/15/26	10,770	11,552,117
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25	10,550	10,464,598
Clarios Global L.P. (a)(b),
8.50%, 5/15/27	12,895	13,399,839
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	11,170	10,871,873

		46,288,427

Auto Manufacturers—1.1%
Ford Motor Co.,
9.00%, 4/22/25	13,095	15,030,376
9.625%, 4/22/30	12,060	15,591,831
Ford Motor Credit Co. LLC,
5.125%, 6/16/25	4,465	4,607,322

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Navistar International Corp. (a)(b),
6.625%, 11/1/25	$12,295	$12,640,797
Tesla, Inc. (a)(b),
5.30%, 8/15/25	9,850	10,207,062

		58,077,388

Building Materials—0.3%
Builders FirstSource, Inc. (a)(b),
5.00%, 3/1/30	10,190	10,565,756
Summit Materials LLC (a)(b),
5.25%, 1/15/29	7,470	7,792,144

		18,357,900

Chemicals—0.7%
Chemours Co.,
6.625%, 5/15/23	7,000	7,101,500
7.00%, 5/15/25	3,395	3,415,370
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	4,870	4,976,531
PQ Corp. (a)(b),
5.75%, 12/15/25	2,635	2,720,361
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	5,645	5,630,887
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	5,510	5,447,434
Tronox, Inc. (a)(b),
6.50%, 4/15/26	7,370	7,383,819

		36,675,902

Commercial Services—1.2%
Avis Budget Car Rental LLC (a)(b),
5.75%, 7/15/27	9,345	8,442,927
Cenveo Corp. (a)(b)(c)(d)(f),
6.00%, 5/15/24	8,116	148,766
8.50%, 9/15/22 (j) (cost—$1,500,992; purchased 7/19/14-7/25/14)	1,520	30,400
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	10,255	10,629,564
Hertz Corp. (a)(b)(c),
6.00%, 1/15/28	12,195	5,541,103
7.125%, 8/1/26	3,750	1,694,531
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	11,610	12,342,765
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	2,998,971
7.00%, 2/15/22	6,110	6,177,302
United Rentals North America, Inc.,
5.25%, 1/15/30	14,195	15,516,910

		63,523,239

Computers—0.3%
Dell International LLC (a)(b),
7.125%, 6/15/24	9,275	9,658,057
Monitronics International, Inc. (d)(f),
9.125%, 4/1/20	6,450	65
Vericast Corp. (a)(b),
9.25%, 3/1/21	6,669	6,739,858

		16,397,980

	Principal Amount (000s)	Value^

Containers & Packaging—0.6%
Berry Global, Inc. (a)(b),
5.625%, 7/15/27	$11,590	$12,176,744
Owens-Brockway Glass Container, Inc. (a)(b),
6.625%, 5/13/27	10,135	10,996,475
Trivium Packaging Finance BV (a)(b),
8.50%, 8/15/27	8,445	9,120,600

		32,293,819

Distribution/Wholesale—0.4%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	9,845	10,275,719
Performance Food Group, Inc. (a)(b),
5.50%, 10/15/27	11,570	11,938,273

		22,213,992

Diversified Financial Services—1.3%
CCF Holdings LLC, PIK 10.75% (a)(b)(d)(f),
10.75%, 12/15/23	11,948	2,645,194
Community Choice Financial Issuer LLC (cost—$12,000,000; purchased 9/6/18) (a)(b)(d)(f)(j),
9.00%, 6/15/23	12,000	12,000,000
Nationstar Mortgage Holdings, Inc. (a)(b),
5.50%, 8/15/28	10,620	10,626,637
Navient Corp.,
5.00%, 3/15/27	11,555	10,866,438
6.75%, 6/15/26	11,105	11,125,822
OneMain Finance Corp.,
6.625%, 1/15/28	10,165	11,298,296
8.25%, 10/1/23	8,730	9,722,121

		68,284,508

Electric Utilities—0.2%
NRG Energy, Inc.,
5.75%, 1/15/28	8,895	9,612,159
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,212,151

		11,824,310

Electrical Equipment—0.3%
Energizer Holdings, Inc. (a)(b),
7.75%, 1/15/27	9,795	10,719,403
WESCO Distribution, Inc. (a)(b),
7.25%, 6/15/28	5,310	5,825,495

		16,544,898

Engineering & Construction—0.2%
AECOM,
5.875%, 10/15/24	5,745	6,233,325
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	7,095	6,540,703

		12,774,028

Entertainment—1.7%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	13,610	2,858,100
10.50%, 4/15/25 (a)(b)	4,970	3,727,500

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Caesars Entertainment, Inc. (a)(b),
6.25%, 7/1/25	$5,585	$5,829,372
8.125%, 7/1/27	9,515	10,098,317
Cedar Fair L.P.,
5.375%, 6/1/24	5,550	5,324,559
5.375%, 4/15/27	10,180	10,154,550
International Game Technology PLC (a)(b),
6.25%, 1/15/27	10,850	11,643,732
6.50%, 2/15/25	4,175	4,463,910
Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	11,370	11,291,717
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	4,145	4,010,287
Scientific Games International, Inc. (a)(b),
8.25%, 3/15/26	10,775	11,294,517
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	9,005	9,584,697

		90,281,258

Equity Real Estate Investment Trusts (REITs)—0.2%
Uniti Group L.P.,
7.125%, 12/15/24 (a)(b)	2,500	2,422,500
8.25%, 10/15/23	6,445	6,360,409

		8,782,909

Food & Beverage—1.0%
Albertsons Cos., Inc. (a)(b),
4.875%, 2/15/30	8,635	9,010,623
7.50%, 3/15/26	4,535	4,983,580
Kraft Heinz Foods Co.,
6.50%, 2/9/40	15,230	19,379,533
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	10,700	11,278,495
U.S. Foods, Inc. (a)(b),
6.25%, 4/15/25	11,255	11,931,257

		56,583,488

Food Service—0.2%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	10,730	10,828,126

Hand/Machine Tools—0.1%
Colfax Corp. (a)(b),
6.375%, 2/15/26	6,655	7,064,715

Healthcare-Services—1.1%
Centene Corp.,
4.625%, 12/15/29	2,135	2,304,466
5.375%, 6/1/26 (a)(b)	6,975	7,366,263
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	3,745	3,950,975
Community Health Systems, Inc.,
6.875%, 2/1/22	2,500	2,232,812
Encompass Health Corp.,
4.75%, 2/1/30	6,595	6,702,037
HCA, Inc.,
5.375%, 9/1/26	3,015	3,337,228
5.625%, 9/1/28	2,420	2,772,654
IQVIA, Inc. (a)(b),
5.00%, 5/15/27	4,945	5,194,896

	Principal Amount (000s)	Value^

Select Medical Corp. (a)(b),
6.25%, 8/15/26	$7,115	$7,410,557
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(b)	12,810	13,240,480
7.00%, 8/1/25	6,640	6,847,002

		61,359,370

Home Builders—0.5%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,897,959
KB Home,
4.80%, 11/15/29	2,675	2,954,203
Picasso Finance Sub, Inc. (a)(b),
6.125%, 6/15/25	10,855	11,708,095
Taylor Morrison Communities, Inc. (a)(b),
5.75%, 1/15/28	7,925	8,851,234

		25,411,491

Household Products/Wares—0.2%
Prestige Brands, Inc. (a)(b),
5.125%, 1/15/28	5,645	5,842,575
Spectrum Brands, Inc.,
5.75%, 7/15/25	4,725	4,883,288

		10,725,863

Internet—0.8%
Go Daddy Operating Co. LLC (a)(b),
5.25%, 12/1/27	8,700	9,072,229
Match Group Holdings II LLC (a)(b),
5.00%, 12/15/27	8,560	9,061,274
Netflix, Inc. (a)(b),
5.375%, 11/15/29	8,980	10,595,502
NortonLifeLock, Inc. (a)(b),
5.00%, 4/15/25	5,390	5,529,763
Uber Technologies, Inc. (a)(b),
6.25%, 1/15/28	2,995	3,079,234
7.50%, 9/15/27	4,620	4,937,625

		42,275,627

Iron/Steel—0.3%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27	11,700	10,895,625
United States Steel Corp.,
6.875%, 8/15/25	8,595	6,313,027

		17,208,652

Leisure—0.2%
Royal Caribbean Cruises Ltd. (a)(b),
11.50%, 6/1/25	7,375	8,576,166

Lodging—0.8%
Boyd Gaming Corp. (a)(b),
8.625%, 6/1/25	13,830	15,178,840
MGM Resorts International,
5.50%, 4/15/27	4,747	4,967,285
6.75%, 5/1/25	620	650,755
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	12,110	12,344,631
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	13,340	12,831,412

		45,972,923

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	10,835	10,916,262

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Media—2.4%
CCO Holdings LLC (a)(b),
5.125%, 5/1/27	$7,455	$7,854,253
5.375%, 6/1/29	14,780	16,034,674
5.50%, 5/1/26	1,630	1,701,565
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	10,204	9,918,339
CSC Holdings LLC (a)(b),
7.50%, 4/1/28	9,860	10,906,294
Diamond Sports Group LLC (a)(b),
6.625%, 8/15/27	13,005	6,778,856
DISH DBS Corp.,
5.875%, 11/15/24	7,045	7,265,156
6.75%, 6/1/21	9,250	9,490,500
7.375%, 7/1/28	8,090	8,342,813
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	14,550	15,122,906
LiveStyle, Inc. (cost—$7,083,190; purchased 1/31/14-10/7/15) (a)(b)(c)(d)(f)(j)(m),
9.625%, 2/1/19	7,628	8
Meredith Corp.,
6.875%, 2/1/26	12,250	10,251,719
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 7/15/27	11,905	12,506,381
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	5,385	5,632,898
Virgin Media Secured Finance PLC (a)(b),
5.50%, 5/15/29	5,995	6,444,865

		128,251,227

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	11,890	10,968,525

Mining—0.8%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	6,475	6,689,484
Constellium SE (a)(b),
6.625%, 3/1/25	9,605	9,845,125
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	10,690	11,483,091
Hudbay Minerals, Inc. (a)(b),
7.625%, 1/15/25	4,965	5,061,520
Joseph T. Ryerson & Son, Inc. (a)(b),
8.50%, 8/1/28	10,480	11,056,400

		44,135,620

Miscellaneous Manufacturing—0.2%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	8,700	8,841,375

Oil, Gas & Consumable Fuels—2.3%
Callon Petroleum Co.,
6.125%, 10/1/24	6,110	1,760,444
6.25%, 4/15/23	9,725	3,142,293
Chesapeake Energy Corp. (c),
8.00%, 1/15/25	7,730	328,525
8.00%, 3/15/26	6,301	267,793
CNX Resources Corp. (a)(b),
7.25%, 3/14/27	9,270	9,467,173

	Principal Amount (000s)	Value^

Cobalt International Energy, Inc. (c),
7.75%, 12/1/23	$9,216	$284,867
Continental Resources, Inc.,
4.375%, 1/15/28	11,305	9,793,861
EP Energy LLC (c),
9.375%, 5/1/49	8,765	22,789
EQT Corp.,
8.75%, 2/1/30	8,505	10,059,884
Nabors Industries, Inc.,
5.75%, 2/1/25	1,910	651,587
Noble Holding International Ltd. (c),
7.75%, 1/15/24	6,955	69,550
Oasis Petroleum, Inc. (c),
6.875%, 3/15/22	8,460	2,003,962
Occidental Petroleum Corp.,
3.50%, 6/15/25	6,275	5,220,016
5.55%, 3/15/26	14,185	12,870,476
6.625%, 9/1/30	8,355	7,723,153
PBF Holding Co. LLC (a)(b),
6.00%, 2/15/28	10,735	7,223,850
PDC Energy, Inc.,
5.75%, 5/15/26	10,435	9,756,725
Range Resources Corp.,
4.875%, 5/15/25	8,965	8,114,221
Sable Permian Resources Land LLC (cost—$5,000,000; purchased 7/16/14) (a)(b)(c)(j),
7.375%, 11/1/21	5,000	375,000
Sanchez Energy, Inc. (c),
6.125%, 1/15/23	6,240	46,800
SM Energy Co.,
6.625%, 1/15/27	11,360	5,078,999
Sunoco L.P.,
5.50%, 2/15/26	4,605	4,615,638
5.875%, 3/15/28	6,830	7,007,990
Talos Production LLC,
11.00%, 4/3/22	1,168	1,121,215
Transocean, Inc. (a)(b),
7.50%, 1/15/26	12,010	2,702,250
8.00%, 2/1/27	2,745	782,325
USA Compression Partners L.P.,
6.875%, 9/1/27	10,045	9,977,799
Valaris PLC (c),
5.20%, 3/15/25	1,295	64,750
7.75%, 2/1/26	6,640	369,549
Weatherford International Ltd. (a)(b),
11.00%, 12/1/24	605	364,512
WPX Energy, Inc.,
5.75%, 6/1/26	4,270	4,427,456

		125,695,452

Paper & Forest Products—0.2%
Mercer International, Inc.,
5.50%, 1/15/26	5,280	5,078,700
7.375%, 1/15/25	7,325	7,430,297

		12,508,997

Personal Products—0.1%
Edgewell Personal Care Co. (a)(b),
5.50%, 6/1/28	6,105	6,432,320

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Pharmaceuticals—0.6%
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	$11,110	$12,222,833
Bausch Health Cos., Inc. (a)(b),
7.25%, 5/30/29	10,120	10,908,702
Horizon Therapeutics USA, Inc. (a)(b),
5.50%, 8/1/27	9,515	10,113,874
Mallinckrodt International Finance S.A. (a)(b),
5.75%, 8/1/22	6,055	1,619,713

		34,865,122

Pipelines—1.3%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	9,510	9,906,567
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	11,755	10,726,437
DCP Midstream Operating L.P.,
5.125%, 5/15/29	7,470	7,370,574
EQM Midstream Partners L.P. (a)(b),
6.50%, 7/1/27	6,620	7,026,700
NGL Energy Partners L.P.,
7.50%, 4/15/26	10,875	6,763,652
NuStar Logistics L.P.,
6.375%, 10/1/30	7,640	7,945,600
Targa Resources Partners L.P.,
6.50%, 7/15/27	7,170	7,492,650
6.875%, 1/15/29	10,670	11,473,718

		68,705,898

Real Estate—0.4%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	10,625	10,865,842
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	12,423	12,376,414

		23,242,256

Retail—0.8%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	9,340	9,592,694
Asbury Automotive Group, Inc. (a)(b),
4.75%, 3/1/30	6,155	6,212,703
Conn’s, Inc.,
7.25%, 7/15/22	14,570	13,025,361
L Brands, Inc. (a)(b),
6.625%, 10/1/30	7,815	7,971,300
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	4,145,588
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	11,755	3,820,375
Yum! Brands, Inc. (a)(b),
4.75%, 1/15/30	1,000	1,079,375

		45,847,396

Semiconductors—0.2%
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	9,410	10,117,491

Software—0.7%
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	9,810	10,215,153
Logan Merger Sub, Inc. (a)(b),
5.50%, 9/1/27	8,265	8,404,472

	Principal Amount (000s)	Value^

Rackspace Technology Global, Inc. (a)(b),
8.625%, 11/15/24	$9,620	$10,083,684
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	8,305	8,836,271

		37,539,580

Telecommunications—2.7%
Avaya, Inc. (a)(b),
6.125%, 9/15/28	15,335	15,718,375
CenturyLink, Inc.,
5.125%, 12/15/26 (a)(b)	15,205	15,643,588
7.50%, 4/1/24, Ser. Y	4,785	5,363,267
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	7,265	7,501,149
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	4,460	4,289,963
6.00%, 6/15/25	12,194	12,375,691
Consolidated Communications, Inc.,
6.50%, 10/1/22	6,435	6,443,526
Frontier Communications Corp. (c),
10.50%, 9/15/22	9,315	3,921,755
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	10,045	5,210,844
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	9,080	9,858,701
7.625%, 6/15/21	5,480	5,692,350
Intelsat Connect Finance S.A. (a)(b)(c),
9.50%, 2/15/23	3,195	1,064,334
Intelsat Jackson Holdings S.A. (c),
5.50%, 8/1/23	10,370	6,533,100
9.75%, 7/15/25 (a)(b)	6,940	4,556,804
Level 3 Financing, Inc.,
5.375%, 5/1/25	1,420	1,465,440
Sprint Communications, Inc.,
11.50%, 11/15/21	7,890	8,670,913
Sprint Corp.,
7.125%, 6/15/24	6,860	7,901,828
7.625%, 3/1/26	8,595	10,399,090
T-Mobile USA, Inc.,
6.50%, 1/15/26	14,240	14,898,600
Windstream Services LLC (cost—$6,512,683; purchased 12/4/13-11/15/18) (a)(b)(c)(j),
6.375%, 8/1/23	7,464	83,970

		147,593,288

Toys/Games/Hobbies—0.1%
Mattel, Inc. (a)(b),
5.875%, 12/15/27	7,215	7,778,672

Transportation—0.2%
Fortress Transportation and Infrastructure Investors LLC (a)(b),
9.75%, 8/1/27	5,065	5,416,384
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	2,705	2,765,998
6.50%, 6/15/22	3,184	3,199,045

		11,381,427

Total Corporate Bonds & Notes (cost—$1,772,254,193)		1,598,483,579

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

CONVERTIBLE BONDS & NOTES—25.2%

Airlines—0.5%
American Airlines Group, Inc.,
6.50%, 7/1/25	$5,475	$5,074,641
Southwest Airlines Co.,
1.25%, 5/1/25	15,555	20,377,050

		25,451,691

Apparel & Textiles—0.0%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	4,185	2,197,125

Auto Components—0.1%
Meritor, Inc.,
3.25%, 10/15/37	7,825	8,138,000

Auto Manufacturers—1.5%
Tesla, Inc.,
1.25%, 3/1/21	8,815	52,493,945
2.00%, 5/15/24	3,820	26,415,227

		78,909,172

Banks—0.4%
BofA Finance LLC,
0.125%, 9/1/22	9,735	11,063,827
JPMorgan Chase Bank N.A. (a)(b),
0.125%, 1/1/23	7,480	9,504,275

		20,568,102

Biotechnology—0.9%
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	4,085	4,296,819
1.25%, 5/15/27 (a)(b)	8,115	7,976,974
Exact Sciences Corp.,
0.375%, 3/15/27	20,145	23,678,221
0.375%, 3/1/28	4,525	4,908,544
Halozyme Therapeutics, Inc. (a)(b),
1.25%, 12/1/24	7,720	9,905,725

		50,766,283

Commercial Services—1.1%
Chegg, Inc., zero coupon, 9/1/26 (a)(b)	24,755	24,792,132
0.125%, 3/15/25	2,650	4,045,264
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	800	727,036
Square, Inc. (a)(b),
0.125%, 3/1/25	20,955	31,947,184

		61,511,616

Computers—0.9%
Lumentum Holdings, Inc. (a)(b),
0.50%, 12/15/26	16,740	17,858,365
Pure Storage, Inc.,
0.125%, 4/15/23	1,990	1,937,150
Western Digital Corp.,
1.50%, 2/1/24	14,225	13,576,280
Zscaler, Inc. (a)(b),
0.125%, 7/1/25	13,205	15,649,256

		49,021,051

Diversified Financial Services—0.2%
LendingTree, Inc. (a)(b),
0.50%, 7/15/25	9,325	9,121,356

	Principal Amount (000s)	Value^

Electronics—0.2%
Fortive Corp.,
0.875%, 2/15/22	$3,885	$3,911,794
II-VI, Inc.,
0.25%, 9/1/22	4,645	5,243,044

		9,154,838

Engineering & Construction—0.1%
KBR, Inc.,
2.50%, 11/1/23	5,985	6,778,012

Entertainment—0.4%
Cinemark Holdings, Inc. (a)(b),
4.50%, 8/15/25	4,890	4,886,865
Live Nation Entertainment, Inc.,
2.00%, 2/15/25 (a)(b)	3,360	3,068,222
2.50%, 3/15/23	10,095	11,294,954

		19,250,041

Healthcare-Products—0.7%
Insulet Corp. (a)(b),
0.375%, 9/1/26	21,105	26,981,497
NuVasive, Inc.,
0.375%, 3/15/25 (a)(b)	4,545	3,993,516
2.25%, 3/15/21	4,355	4,512,427

		35,487,440

Healthcare-Services—0.8%
Anthem, Inc.,
2.75%, 10/15/42	3,165	11,873,375
Teladoc Health, Inc. (a)(b),
1.25%, 6/1/27	23,935	30,051,565

		41,924,940

Internet—4.2%
Booking Holdings, Inc. (a)(b),
0.75%, 5/1/25	6,255	8,062,626
Etsy, Inc. (a)(b),
0.125%, 9/1/27	18,505	18,908,768
Match Group Financeco 2, Inc. (a)(b),
0.875%, 6/15/26	9,480	13,582,623
Match Group Financeco 3, Inc. (a)(b),
2.00%, 1/15/30	6,310	9,606,619
Momo, Inc.,
1.25%, 7/1/25	3,990	3,142,125
Okta, Inc.,
0.125%, 9/1/25	10,750	14,209,855
0.375%, 6/15/26 (a)(b)	8,205	9,410,968
Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(b)	18,955	20,163,779
0.75%, 7/1/23	6,465	7,304,101
Proofpoint, Inc.,
0.25%, 8/15/24	13,515	13,523,447
Snap, Inc.,
0.75%, 8/1/26	18,480	25,652,550
Twitter, Inc.,
0.25%, 6/15/24	10,675	11,935,831
Wayfair, Inc. (a)(b),
0.625%, 10/1/25	26,670	27,261,727
Zendesk, Inc. (a)(b),
0.625%, 6/15/25	13,185	15,706,866
Zillow Group, Inc.,
1.50%, 7/1/23	11,225	16,044,116
2.75%, 5/15/25	7,660	13,273,114

		227,789,115

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Investment Companies—0.1%
Prospect Capital Corp.,
6.375%, 3/1/25	$5,000	$5,125,913

Iron/Steel—0.1%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	2,875	2,985,061

Leisure—0.8%
NCL Corp., Ltd. (a)(b),
5.375%, 8/1/25	5,370	6,313,374
6.00%, 5/15/24	9,510	13,958,424
Royal Caribbean Cruises Ltd. (a)(b),
4.25%, 6/15/23	19,360	22,688,653

		42,960,451

Media—1.4%
DISH Network Corp.,
2.375%, 3/15/24	14,960	13,519,349
3.375%, 8/15/26	17,910	16,486,093
Liberty Broadband Corp. (a)(b),
2.75%, 9/30/50	7,065	7,617,685
Liberty Media Corp.,
1.00%, 1/30/23	7,170	8,541,604
1.375%, 10/15/23	12,255	13,397,741
2.25%, 9/30/46	2,580	1,214,148
2.75%, 12/1/49 (a)(b)	13,410	13,088,160
World Wrestling Entertainment, Inc.,
3.375%, 12/15/23	2,520	4,463,550

		78,328,330

Oil, Gas & Consumable Fuels—0.5%
Bristow Group, Inc.,
4.50%, 6/1/23	1,625	97,703
Chesapeake Energy Corp. (c),
5.50%, 9/15/26	17,205	646,908
Ensco Jersey Finance Ltd. (c),
3.00%, 1/31/24	9,245	1,248,730
EQT Corp. (a)(b),
1.75%, 5/1/26	6,435	7,366,128
Nabors Industries, Inc.,
0.75%, 1/15/24	8,145	2,260,238
Oasis Petroleum, Inc. (c),
2.625%, 9/15/23	9,190	2,159,650
Oil States International, Inc.,
1.50%, 2/15/23	2,450	1,386,385
Pioneer Natural Resources Co. (a)(b),
0.25%, 5/15/25	10,385	11,485,738
Transocean, Inc.,
0.50%, 1/30/23	9,755	1,904,329

		28,555,809

Pharmaceuticals—1.0%
Clovis Oncology, Inc.,
1.25%, 5/1/25	4,440	3,174,068
DexCom, Inc.,
0.25%, 11/15/25 (a)(b)	29,275	31,013,203
0.75%, 12/1/23	610	1,542,537
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	7,430	10,290,550
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	4,645	9,643,113
Tilray, Inc.,
5.00%, 10/1/23	2,975	1,219,750

		56,883,221

	Principal Amount (000s)	Value^

Pipelines—0.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	$18,715	$13,573,313

Retail—0.7%
Burlington Stores, Inc. (a)(b),
2.25%, 4/15/25	7,900	9,452,542
Dick’s Sporting Goods, Inc. (a)(b),
3.25%, 4/15/25	6,000	11,016,226
RH, zero coupon, 6/15/23	9,495	19,295,856

		39,764,624

Semiconductors—2.0%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	480	4,909,714
Cree, Inc.,
0.875%, 9/1/23	9,375	11,656,041
Inphi Corp. (a)(b),
0.75%, 4/15/25	13,485	16,208,374
Microchip Technology, Inc.,
1.625%, 2/15/27	30,825	47,568,185
2.25%, 2/15/37	605	904,584
ON Semiconductor Corp.,
1.00%, 12/1/20	2,475	2,970,000
1.625%, 10/15/23	12,930	17,108,006
Synaptics, Inc.,
0.50%, 6/15/22	3,980	4,932,342

		106,257,246

Software—5.7%
Akamai Technologies, Inc.,
0.125%, 5/1/25	19,460	25,120,366
Alteryx, Inc.,
0.50%, 8/1/24	5,740	5,777,467
1.00%, 8/1/26	9,285	9,311,441
Cloudflare, Inc. (a)(b),
0.75%, 5/15/25	5,450	7,364,873
Coupa Software, Inc. (a)(b),
0.375%, 6/15/26	25,240	29,862,075
Datadog, Inc. (a)(b),
0.125%, 6/15/25	12,270	16,257,750
DocuSign, Inc.,
0.50%, 9/15/23	3,920	11,854,472
Everbridge, Inc. (a)(b),
0.125%, 12/15/24	7,805	10,382,712
Evolent Health, Inc.,
1.50%, 10/15/25	3,470	2,678,406
Five9, Inc. (a)(b),
0.50%, 6/1/25	12,110	14,695,319
HubSpot, Inc. (a)(b),
0.375%, 6/1/25	9,395	11,956,480
j2 Global, Inc. (a)(b),
1.75%, 11/1/26	12,040	10,706,241
MongoDB, Inc. (a)(b),
0.25%, 1/15/26	17,865	23,377,768
New Relic, Inc.,
0.50%, 5/1/23	8,635	8,273,312
Nutanix, Inc.,
zero coupon, 1/15/23	11,110	10,443,400
Pegasystems, Inc. (a)(b),
0.75%, 3/1/25	7,955	9,099,714
Pluralsight, Inc.,
0.375%, 3/1/24	8,705	7,730,040
RingCentral, Inc. (a)(b),
zero coupon, 3/1/25	25,200	26,964,000
Sea Ltd. (a)(b),
2.375%, 12/1/25	3,035	5,688,946

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Slack Technologies, Inc. (a)(b),
0.50%, 4/15/25	$9,565	$11,142,677
Splunk, Inc. (a)(b),
1.125%, 6/15/27	29,780	32,190,285
Workday, Inc.,
0.25%, 10/1/22	9,855	15,185,989
Zynga, Inc.,
0.25%, 6/1/24	5,235	6,651,722

		312,715,455

Telecommunications—0.4%
Infinera Corp.,
2.125%, 9/1/24	7,705	7,129,260
Viavi Solutions, Inc.,
1.00%, 3/1/24	2,685	3,035,728
1.75%, 6/1/23	7,478	8,310,301
Vonage Holdings Corp.,
1.75%, 6/1/24	5,275	5,108,326

		23,583,615

Transportation—0.3%
Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	1,400	1,691,375
2.25%, 6/1/22	6,445	7,097,556
Greenbrier Cos., Inc.,
2.875%, 2/1/24	4,515	4,146,991
Teekay Corp.,
5.00%, 1/15/23	1,625	1,319,569

		14,255,491

Total Convertible Bonds & Notes (cost—$1,302,417,405)		1,371,057,311

	Shares

CONVERTIBLE PREFERRED STOCK—6.9%

Auto Components—0.3%
Aptiv PLC, Ser. A,
5.50%, 6/15/23	164,090	18,611,088

Banks—0.9%
Bank of America Corp., Ser. L (e),
7.25%	11,840	17,617,920
Wells Fargo & Co., Ser. L (e),
7.50%	23,655	31,746,193

		49,364,113

Chemicals—0.2%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	289,890	12,842,127

Computers—0.2%
NCR Corp., Ser. A, PIK 5.50% (e),
5.50%	9,635	9,728,758

Diversified Financial Services—0.4%
2020 Mandatory Exchangeable Trust (a)(b),
6.50%, 5/16/23	8,880	11,810,400
AMG Capital Trust II,
5.15%, 10/15/37	112,490	5,128,770
KKR & Co., Inc., Ser. C,
6.00%, 9/15/23	55,790	2,901,080

		19,840,250

	Shares	Value^

Electric Utilities—1.2%
NextEra Energy, Inc.,
5.279%, 3/1/23	315,590	$14,731,741
6.219%, 9/1/23	491,515	23,469,841
PG&E Corp.,
5.50%, 8/16/23	102,465	10,050,792
Sempra Energy, Ser. A,
6.00%, 1/15/21	133,900	13,182,455
Southern Co., Ser. 2019,
6.75%, 8/1/22	84,000	3,909,360

		65,344,189

Electronics—0.4%
Fortive Corp., Ser. A,
5.00%, 7/1/21	19,890	18,623,803
II-VI, Inc., Ser. A,
6.00%, 7/1/23	25,950	4,880,416

		23,504,219

Environmental Services—0.2%
GFL Environmental Inc.,
6.00%, 3/15/23	208,040	11,090,612

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22	43,685	4,407,816

Healthcare-Products—1.4%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	249,330	18,136,264
Boston Scientific Corp., Ser. A,
5.50%, 6/1/23	139,025	15,552,727
Danaher Corp., Ser. B,
5.00%, 4/15/23	34,260	43,769,206

		77,458,197

Insurance—0.2%
Assurant, Inc., Ser. D, 6.50%, 3/15/21	76,765	8,952,334

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., Ser. A,
6.00%, 5/1/21	53,040	278,158

Pharmaceuticals—0.3%
Becton Dickinson and Co., Ser. B,
6.00%, 6/1/23	191,780	10,097,217
Elanco Animal Health, Inc.,
5.00%, 2/1/23	155,550	6,900,198

		16,997,415

Semiconductors—0.7%
Broadcom, Inc., Ser. A,
8.00%, 9/30/22	31,420	39,172,885

Telecommunications—0.4%
2020 Cash Mandatory Exchangeable Trust (a)(b),
5.25%, 6/1/23	18,600	20,236,335

Total Convertible Preferred Stock (cost—$367,713,715)		377,828,496

PREFERRED STOCK (a)(d)(f)(l)(m)—0.3%

Media—0.3%
LiveStyle, Inc., Ser. A	7,960	1,190,020
LiveStyle, Inc., Ser. B (i)	171,344	13,092,395
LiveStyle, Inc., Ser. B (i)	8,000	80

Total Preferred Stock (cost—$25,578,848)		14,282,495

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

MUTUAL FUND—0.2%
AllianzGI High Yield Bond (h)(k) (cost—$10,327,737)	1,224,159	$9,842,242

	Units

WARRANTS (l)—0.0

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$1,422,155; purchased 4/1/19) (d)(f)(j)	7,203	30,037
Mood Media LLC, Ser. A, exercise price $1.30, expires 7/31/25 (d)(f)	1,360,280	365,915
Mood Media LLC, Ser. B, exercise price $1.70, expires 7/31/25 (d)(f)	1,360,280	325,107
Mood Media LLC, Ser. C, exercise price $2.00, expires 7/31/25 (d)(f)	1,360,280	300,622

		1,021,681

Iron/Steel—0.0%
Arch Resources, Inc., exercise price $54.65, expires 10/5/23 (d)(f)	4,002	20,730

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (d)(f)(m)	43,500	4

Oil, Gas & Consumable Fuels—0.0%
Occidental Petroleum Corp., exercise price $22.00, expires 8/3/27	28,712	86,136

Total Warrants (cost—$3,510,385)		1,128,551

	Principal Amount (000s)

Repurchase Agreements—5.2%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $284,085,000; collateralized by U.S. Treasury Notes, 2.00%—3.00%, due 9/30/25—2/15/29, valued at $289,766,729 including accrued interest (cost—$284,085,000)	$284,085	284,085,000

Total Investments, before options written (cost—$5,736,153,033)—101.9%		5,548,563,840

Total Options Written—0.0% (premiums received—$2,798,287) (l)(n)(o)		(1,947,607)

Total Investments, net of options written (cost—$5,733,354,746)—101.9%		5,546,616,233

Other liabilities in excess of other assets—(1.9)%		(104,121,147)

Net Assets—100.0%		$5,442,495,086

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $1,666,004,544, representing 30.6% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,651,722,029, representing 30.3% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $31,673,589, representing 0.6% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Affiliated fund.
(i)	Affiliated security.
(j)	Restricted. The aggregate cost of such securities is $33,519,020. The aggregate value is $12,519,422, representing 0.2% of net assets.
(k)	Institutional Class share.
(l)	Non-income producing.
(m)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.3% of net assets.
(n)	Exchange traded-Chicago Board Options Exchange.
(o)	Exchange traded option contracts outstanding at September 30, 2020:

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2020 (unaudited) (continued)

Options written contracts outstanding at September 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Accenture PLC	255.00 USD	10/16/20	(305)	$(30,500)	$(1,525)	$(42,516)	$40,991
Activision Blizzard, Inc.	90.00 USD	10/16/20	(1,025)	(102,500)	(18,963)	(53,618)	34,655
Adobe, Inc.	600.00 USD	10/16/20	(360)	(36,000)	(7,200)	(292,429)	285,229
Advanced Micro Devices, Inc.	90.00 USD	10/16/20	(1,685)	(168,500)	(171,028)	(111,681)	(59,347)
Alibaba Group Holding Ltd.	330.00 USD	10/16/20	(420)	(42,000)	(37,800)	(81,522)	43,722
Align Technology, Inc.	360.00 USD	10/16/20	(170)	(17,000)	(26,350)	(30,667)	4,317
Alphabet, Inc.	1,750.00 USD	11/20/20	(225)	(22,500)	(213,750)	(247,932)	34,182
American Tower Corp.	270.00 USD	11/20/20	(225)	(22,500)	(48,938)	(46,583)	(2,355)
Apple, Inc.	135.00 USD	10/16/20	(2,195)	(219,500)	(44,998)	(42,745)	(2,253)
Broadcom, Inc.	430.00 USD	11/20/20	(340)	(34,000)	(78,200)	(69,413)	(8,787)
Caterpillar, Inc.	170.00 USD	10/16/20	(430)	(43,000)	(4,515)	(33,765)	29,250
Costco Wholesale Corp.	400.00 USD	10/16/20	(205)	(20,500)	(3,997)	(23,142)	19,145
Crowdstrike Holdings, Inc.	190.00 USD	10/16/20	(380)	(38,000)	(5,700)	(59,484)	53,784
Deere & Co.	260.00 USD	11/20/20	(330)	(33,000)	(38,610)	(53,117)	14,507
DocuSign, Inc.	340.00 USD	10/16/20	(140)	(14,000)	(1,610)	(131,148)	129,538
Dollar General Corp.	230.00 USD	11/20/20	(335)	(33,500)	(56,113)	(62,738)	6,625
Dr Horton, Inc.	82.00 USD	10/16/20	(675)	(67,500)	(38,137)	(46,233)	8,096
Facebook, Inc.	290.00 USD	10/16/20	(1,385)	(138,500)	(103,875)	(187,738)	83,863
FedEx Corp.	270.00 USD	10/16/20	(455)	(45,500)	(62,335)	(46,746)	(15,589)
Home Depot, Inc.	300.00 USD	10/16/20	(890)	(89,000)	(39,160)	(58,271)	19,111
Honeywell International, Inc.	185.00 USD	11/20/20	(375)	(37,500)	(48,563)	(46,186)	(2,377)
Intuit, Inc.	390.00 USD	10/16/20	(190)	(19,000)	(4,275)	(27,508)	23,233
Lam Research Corp.	410.00 USD	11/20/20	(260)	(26,000)	(101,400)	(98,606)	(2,794)
Marvell Technology Group Ltd.	43.00 USD	10/16/20	(2,000)	(200,000)	(54,000)	(51,127)	(2,873)
Mastercard, Inc.	370.00 USD	10/16/20	(700)	(70,000)	(22,750)	(85,616)	62,866
McDonald’s Corp.	235.00 USD	10/16/20	(235)	(23,500)	(7,167)	(13,351)	6,184
Micron Technology, Inc.	65.00 USD	11/20/20	(965)	(96,500)	(11,097)	(43,155)	32,058
Netflix, Inc.	560.00 USD	10/16/20	(340)	(34,000)	(80,070)	(65,989)	(14,081)
Nike, Inc.	145.00 USD	10/16/20	(1,300)	(130,000)	(7,150)	(40,509)	33,359
S & P Global, Inc.	400.00 USD	11/20/20	(150)	(15,000)	(73,500)	(48,238)	(25,262)
Salesforce.Com, Inc.	280.00 USD	10/16/20	(895)	(89,500)	(110,085)	(84,648)	(25,437)
Servicenow, Inc.	580.00 USD	11/20/20	(215)	(21,500)	(152,650)	(155,388)	2,738
Starbucks Corp.	95.00 USD	10/16/20	(755)	(75,500)	(7,172)	(61,648)	54,476
Target Corp.	160.00 USD	10/16/20	(535)	(53,500)	(121,713)	(31,688)	(90,025)
Twilio, Inc.	300.00 USD	10/16/20	(175)	(17,500)	(16,537)	(46,653)	30,116
Union Pacific Corp.	230.00 USD	11/20/20	(200)	(20,000)	(18,600)	(22,444)	3,844
Visa, Inc.	230.00 USD	11/20/20	(1,310)	(131,000)	(108,074)	(154,045)	45,971

	Total options written contracts				$(1,947,607)	$(2,798,287)	$850,680

Glossary:

ADR—American Depositary Receipt

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI International Value Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—95.7%

Australia—1.1%
Goodman Group REIT	25,227	$326,624
Macquarie Group Ltd.	13,052	1,131,403

		1,458,027

Canada—6.6%
Bank of Montreal	18,700	1,092,267
Canadian Pacific Railway Ltd.	1,183	360,141
Cogeco Communications, Inc.	8,147	668,072
Constellation Software, Inc.	259	287,803
goeasy Ltd.	6,824	335,217
Magna International, Inc.	22,856	1,045,662
Manulife Financial Corp.	51,168	711,747
Royal Bank of Canada	8,900	624,246
TC Energy Corp.	33,060	1,389,181
TFI International, Inc.	32,139	1,343,922
Toronto-Dominion Bank	22,240	1,028,377

		8,886,635

China—20.9%
Alibaba Group Holding Ltd. (c)	155,600	5,712,248
Anhui Conch Cement Co., Ltd., Class H	115,000	796,523
China Construction Bank Corp., Class H	4,267,100	2,772,643
China Merchants Bank Co., Ltd., Class H	1,204,000	5,713,478
ENN Energy Holdings Ltd.	117,100	1,284,967
Gree Electric Appliances, Inc. of Zhuhai, Class A	73,500	578,710
Henan Shuanghui Investment & Development Co., Ltd., Class A	95,900	747,817
Longfor Group Holdings Ltd. (a)	519,500	2,943,579
NetEase, Inc.	33,300	597,884
Ping An Insurance Group Co. of China Ltd., Class H	236,500	2,455,071
Shenzhen Expressway Co., Ltd., Class H	804,000	702,269
Tencent Holdings Ltd.	51,600	3,485,238
Yealink Network Technology Corp., Ltd., Class A	41,150	365,765

		28,156,192

France—7.0%
Air Liquide S.A.	3,664	580,779
BNP Paribas S.A. (c)	14,631	529,270
Capgemini SE	19,010	2,438,895
Euronext NV (a)	5,615	703,369
Kering S.A.	1,809	1,199,986
L’Oreal S.A.	3,582	1,165,686
Sanofi	28,290	2,834,992

		9,452,977

Germany—3.9%
Bayer AG	13,026	803,622
Deutsche Boerse AG	5,999	1,051,746
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,145	1,053,730
SAP SE	6,595	1,026,961
Vonovia SE	18,907	1,296,130

		5,232,189

	Shares	Value^

Hong Kong—4.2%
AIA Group Ltd.	100,600	$999,973
Hong Kong Exchanges & Clearing Ltd.	13,800	649,614
SITC International Holdings Co., Ltd.	669,000	926,874
Techtronic Industries Co., Ltd.	231,000	3,071,306

		5,647,767

India—0.7%
HDFC Bank Ltd. ADR (c)	6,500	324,740
Reliance Industries Ltd. GDR (a)	9,798	595,041

		919,781

Israel—1.5%
Bank Hapoalim BM	381,549	2,038,600

Italy—2.1%
Enel SpA	149,782	1,299,495
Italgas SpA	105,625	666,160
Terna Rete Elettrica Nazionale SpA	121,578	850,656

		2,816,311

Japan—6.8%
Astellas Pharma, Inc.	61,000	909,302
Capcom Co., Ltd.	6,900	385,079
KDDI Corp.	37,700	948,214
Nintendo Co., Ltd.	1,200	680,029
Sony Corp.	50,400	3,862,758
Tokio Marine Holdings, Inc.	25,600	1,120,116
Tokyo Electron Ltd.	4,600	1,201,771

		9,107,269

Korea (Republic of)—5.4%
NCSoft Corp.	2,026	1,396,184
Samsung Electronics Co., Ltd.	117,622	5,839,241

		7,235,425

Netherlands—2.3%
Unilever NV	28,237	1,714,758
Wolters Kluwer NV	15,691	1,338,480

		3,053,238

Russian Federation—1.8%
Lukoil PJSC ADR	43,170	2,478,390

Singapore—2.8%
Ascendas Real Estate Investment Trust REIT	307,400	735,587
DBS Group Holdings Ltd.	41,100	604,225
Keppel DC REIT	547,300	1,169,816
Mapletree Industrial Trust REIT	527,500	1,249,799

		3,759,427

Spain—2.0%
Iberdrola S.A.	216,822	2,668,772

Sweden—0.2%
Swedish Match AB	4,050	331,155

Switzerland—8.1%
Nestle S.A.	20,005	2,380,835
Roche Holding AG	6,851	2,346,745
Swiss Life Holding AG	1,653	625,481
Zurich Insurance Group AG	15,928	5,554,332

		10,907,393

Schedule of Investments

AllianzGI International Value Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Taiwan—2.8%
Getac Technology Corp.	635,000	$1,005,174
Micro-Star International Co., Ltd.	135,000	623,237
Uni-President Enterprises Corp.	248,000	537,109
Unimicron Technology Corp.	383,000	993,173
Voltronic Power Technology Corp.	19,950	677,676

		3,836,369

United Kingdom—9.1%
3i Group PLC	65,866	845,806
Aon PLC, Class A	5,400	1,114,020
BAE Systems PLC	387,924	2,409,205
Coca-Cola HBC AG	27,018	667,151
Diageo PLC ADR	5,100	702,066
GlaxoSmithKline PLC	82,613	1,548,786
London Stock Exchange Group PLC	2,288	262,472
RELX PLC	59,257	1,318,945
Rio Tinto PLC	55,398	3,333,431

		12,201,882

United States—6.4%
Broadcom, Inc.	14,875	5,419,260
Equinix, Inc. REIT	500	380,065
Mastercard, Inc., Class A	400	135,268
Texas Instruments, Inc.	19,200	2,741,568

		8,676,161

Total Common Stock (cost—$114,384,059)		128,863,960

PREFERRED STOCK—1.1%

Germany—1.1%
Porsche Automobil Holding SE (cost—$1,715,957)	24,526	1,459,100

	Principal Amount (000s)

Repurchase Agreements—3.0%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $4,077,000; collateralized by U.S. Treasury Notes, 3.00%, due 9/30/25, valued at $4,158,588 including accrued interest (cost—$4,077,000)	$4,077	4,077,000

Total Investments (cost—$120,177,016) (b)—99.8%		134,400,060

Other assets less liabilities—0.2%		307,435

Net Assets—100.0%		$134,707,495

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $4,241,989, representing 3.1% of net assets.

(b)	Securities with an aggregate value of $108,141,048, representing 80.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.9%
Insurance	10.1%
Semiconductors & Semiconductor Equipment	7.0%
Pharmaceuticals	6.3%
Technology Hardware, Storage & Peripherals	5.5%
Internet & Direct Marketing Retail	4.2%
Electric Utilities	3.6%
Capital Markets	3.4%
Oil, Gas & Consumable Fuels	3.3%
Household Durables	3.3%
Real Estate Management & Development	3.1%
Equity Real Estate Investment Trusts (REITs)	2.9%
Food Products	2.7%
Interactive Media & Services	2.6%
Metals & Mining	2.5%
Machinery	2.3%
Entertainment	2.3%
Personal Products	2.1%
Professional Services	2.0%
IT Services	1.9%
Aerospace & Defense	1.8%
Gas Utilities	1.5%
Road & Rail	1.3%
Automobiles	1.1%
Beverages	1.0%
Software	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Auto Components	0.8%
Electronic Equipment, Instruments & Components	0.7%
Wireless Telecommunication Services	0.7%
Marine	0.7%
Construction Materials	0.6%
Transportation Infrastructure	0.5%
Electrical Equipment	0.5%
Media	0.5%
Chemicals	0.4%
Communications Equipment	0.3%
Consumer Finance	0.3%
Tobacco	0.2%
Repurchase Agreements	3.0%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Large-Cap Value Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—97.8%

Aerospace & Defense—5.2%
L3Harris Technologies, Inc.	40,366	$6,855,762
Lockheed Martin Corp.	10,690	4,097,263
Mercury Systems, Inc. (a)	31,198	2,416,597
Teledyne Technologies, Inc. (a)	4,539	1,408,043

		14,777,665

Air Freight & Logistics—0.5%
Expeditors International of Washington, Inc.	15,417	1,395,547

Auto Components—0.9%
Gentex Corp.	102,251	2,632,963

Banks—4.8%
Bank of America Corp.	113,343	2,730,433
JPMorgan Chase & Co.	113,460	10,922,794

		13,653,227

Biotechnology—1.1%
AbbVie, Inc.	35,672	3,124,510

Capital Markets—5.9%
CME Group, Inc.	20,760	3,473,356
Intercontinental Exchange, Inc.	27,290	2,730,365
Morgan Stanley	103,895	5,023,323
Northern Trust Corp.	35,786	2,790,234
S&P Global, Inc.	7,983	2,878,670

		16,895,948

Chemicals—2.7%
Air Products and Chemicals, Inc.	5,778	1,721,035
Celanese Corp.	29,692	3,190,406
Linde PLC	11,910	2,836,128

		7,747,569

Commercial Services & Supplies—1.0%
Copart, Inc. (a)	14,401	1,514,409
Waste Management, Inc.	12,852	1,454,461

		2,968,870

Communications Equipment—1.9%
Cisco Systems, Inc.	54,772	2,157,469
Motorola Solutions, Inc.	20,194	3,166,621

		5,324,090

Construction & Engineering—1.0%
EMCOR Group, Inc.	40,643	2,751,938

Containers & Packaging—1.1%
Avery Dennison Corp.	23,475	3,001,044

Diversified Telecommunication Services—1.3%
Cogent Communications Holdings, Inc.	15,982	959,719
Verizon Communications, Inc.	48,008	2,855,996

		3,815,715

Electric Utilities—3.8%
NextEra Energy, Inc.	38,493	10,684,117

Electrical Equipment—1.0%
AMETEK, Inc.	29,967	2,978,720

Electronic Equipment, Instruments & Components—0.5%
Keysight Technologies, Inc. (a)	14,409	1,423,321

	Shares	Value^

Entertainment—0.5%
Activision Blizzard, Inc.	17,088	$1,383,274

Equity Real Estate Investment Trusts (REITs)—5.2%
Alexandria Real Estate Equities, Inc.	11,904	1,904,640
American Tower Corp.	11,189	2,704,717
CoreSite Realty Corp.	21,322	2,534,759
Douglas Emmett, Inc.	46,894	1,177,039
Medical Properties Trust, Inc.	70,126	1,236,321
Prologis, Inc.	26,938	2,710,502
Sun Communities, Inc.	19,088	2,683,964

		14,951,942

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	4,072	1,445,560
Walmart, Inc.	20,986	2,936,151

		4,381,711

Food Products—0.5%
Hershey Co.	9,466	1,356,856

Gas Utilities—0.7%
ONE Gas, Inc.	30,595	2,111,361

Healthcare Equipment & Supplies—3.9%
Abbott Laboratories	55,236	6,011,334
Hill-Rom Holdings, Inc.	24,086	2,011,422
STERIS PLC	17,560	3,093,896

		11,116,652

Healthcare Providers & Services—2.7%
Anthem, Inc.	12,496	3,356,301
Chemed Corp.	2,788	1,339,216
UnitedHealth Group, Inc.	9,199	2,867,972

		7,563,489

Hotels, Restaurants & Leisure—2.2%
Dunkin’ Brands Group, Inc.	39,609	3,244,373
McDonald’s Corp.	13,289	2,916,803

		6,161,176

Household Durables—0.6%
DR Horton, Inc.	21,363	1,615,684

Household Products—2.0%
Church & Dwight Co., Inc.	14,357	1,345,395
Procter & Gamble Co.	30,985	4,306,605

		5,652,000

Industrial Conglomerates—2.3%
Honeywell International, Inc.	27,448	4,518,215
Roper Technologies, Inc.	5,224	2,064,055

		6,582,270

Insurance—4.6%
Allstate Corp.	24,315	2,289,014
Aon PLC, Class A	6,705	1,383,242
Cincinnati Financial Corp.	16,567	1,291,729
Fidelity National Financial, Inc.	82,378	2,579,255
Marsh & McLennan Cos., Inc.	13,151	1,508,420
Primerica, Inc.	22,887	2,589,435
Progressive Corp.	15,779	1,493,798

		13,134,893

Interactive Media & Services—1.4%
Alphabet, Inc., Class A (a)	2,752	4,033,331

Schedule of Investments

AllianzGI Large-Cap Value Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

IT Services—3.9%
Broadridge Financial Solutions, Inc.	10,407	$1,373,724
Fiserv, Inc. (a)	11,485	1,183,529
Global Payments, Inc.	8,025	1,425,079
Leidos Holdings, Inc.	30,592	2,727,277
Mastercard, Inc., Class A	4,494	1,519,736
VeriSign, Inc. (a)	6,682	1,368,808
Visa, Inc., Class A	6,997	1,399,190

		10,997,343

Life Sciences Tools & Services—1.6%
Agilent Technologies, Inc.	22,369	2,257,927
Thermo Fisher Scientific, Inc.	5,345	2,359,924

		4,617,851

Machinery—1.7%
Deere & Co.	7,852	1,740,239
Dover Corp.	12,508	1,355,117
Toro Co.	19,437	1,631,736

		4,727,092

Media—1.6%
Cable One, Inc.	2,368	4,464,698

Metals & Mining—0.8%
Royal Gold, Inc.	19,667	2,363,383

Multi-Line Retail—1.1%
Dollar General Corp.	14,525	3,044,731

Multi-Utilities—1.7%
Sempra Energy	17,851	2,112,844
WEC Energy Group, Inc.	28,930	2,803,317

		4,916,161

Oil, Gas & Consumable Fuels—2.7%
Chevron Corp.	31,044	2,235,168
ConocoPhillips	71,029	2,332,592
ONEOK, Inc.	39,547	1,027,431
Valero Energy Corp.	48,527	2,102,190

		7,697,381

Pharmaceuticals—4.4%
Bristol-Myers Squibb Co.	33,880	2,042,625
Johnson & Johnson	37,110	5,524,937
Merck & Co., Inc.	58,710	4,869,995

		12,437,557

Professional Services—1.4%
IHS Markit Ltd.	17,264	1,355,396
TransUnion	32,990	2,775,449

		4,130,845

Road & Rail—2.8%
CSX Corp.	39,357	3,056,858
Norfolk Southern Corp.	22,471	4,808,569

		7,865,427

Semiconductors & Semiconductor Equipment—4.1%
Intel Corp.	140,123	7,255,569
KLA Corp.	7,163	1,387,759
Lam Research Corp.	9,321	3,092,242

		11,735,570

	Shares	Value^

Software—4.2%
Aspen Technology, Inc. (a)	11,325	$1,433,632
Intuit, Inc.	8,615	2,810,299
Microsoft Corp.	36,151	7,603,640

		11,847,571

Specialty Retail—3.3%
Best Buy Co., Inc.	33,542	3,732,889
Home Depot, Inc.	20,288	5,634,181

		9,367,070

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	37,620	4,356,772

Tobacco—0.2%
Philip Morris International, Inc.	9,154	686,458

Total Common Stock (cost—$262,705,920)		278,475,793

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $5,952,000; collateralized by U.S. Treasury Notes, 3.00%, due 9/30/25, valued at $6,071,040 including accrued interest (cost—$5,952,000)	$5,952	5,952,000

Total Investments (cost—$268,657,920)—99.9%		284,427,793

Other assets less liabilities—0.1%		426,734

Net Assets—100.0%		$284,854,527

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—99.9%

Aerospace & Defense—1.2%
TransDigm Group, Inc.	9,365	$4,449,499

Air Freight & Logistics—1.3%
XPO Logistics, Inc. (a)	57,309	4,851,780

Biotechnology—3.0%
Immunomedics, Inc. (a)	132,005	11,224,385

Capital Markets—1.5%
Tradeweb Markets, Inc., Class A	99,475	5,769,550

Chemicals—1.4%
FMC Corp.	48,580	5,145,108

Commercial Services & Supplies—4.7%
Clean Harbors, Inc. (a)	94,020	5,267,941
IAA, Inc. (a)	120,125	6,254,909
Waste Connections, Inc.	58,952	6,119,217

		17,642,067

Consumer Finance—1.1%
Discover Financial Services	72,125	4,167,383

Containers & Packaging—2.0%
Crown Holdings, Inc. (a)	96,945	7,451,193

Electrical Equipment—2.1%
AMETEK, Inc.	45,917	4,564,150
Plug Power, Inc. (a)	259,790	3,483,784

		8,047,934

Electronic Equipment, Instruments & Components—4.5%
IPG Photonics Corp. (a)	20,765	3,529,427
Keysight Technologies, Inc. (a)	36,045	3,560,525
TE Connectivity Ltd.	57,531	5,623,080
Trimble, Inc. (a)	86,992	4,236,510

		16,949,542

Entertainment—4.6%
Take-Two Interactive Software, Inc. (a)	54,100	8,938,402
Zynga, Inc., Class A (a)	935,876	8,535,189

		17,473,591

Food & Staples Retailing—1.5%
Grocery Outlet Holding Corp. (a)	138,535	5,447,196

Food Products—2.0%
Freshpet, Inc. (a)	68,030	7,595,550

Healthcare Equipment & Supplies—10.8%
Align Technology, Inc. (a)	28,835	9,439,425
Cooper Cos., Inc.	16,920	5,704,070
DexCom, Inc. (a)	24,707	10,184,967
Edwards Lifesciences Corp. (a)	60,549	4,833,021
Haemonetics Corp. (a)	38,623	3,369,857
IDEXX Laboratories, Inc. (a)	18,345	7,211,603

		40,742,943

Hotels, Restaurants & Leisure—4.5%
Chipotle Mexican Grill, Inc. (a)	7,735	9,620,097
Hyatt Hotels Corp., Class A	55,115	2,941,488
Royal Caribbean Cruises Ltd.	69,358	4,489,543

		17,051,128

	Shares	Value^

Insurance—1.3%
James River Group Holdings Ltd.	113,225	$5,041,909

IT Services—12.3%
Booz Allen Hamilton Holding Corp.	79,185	6,570,771
EPAM Systems, Inc. (a)	37,783	12,214,488
Fastly, Inc., Class A (a)	55,360	5,186,125
Repay Holdings Corp. (a)	272,740	6,409,390
Shift4 Payments, Inc., Class A (a)	76,100	3,680,196
Square, Inc., Class A (a)	39,345	6,395,530
Wix.com Ltd. (a)	23,669	6,032,045

		46,488,545

Life Sciences Tools & Services—1.4%
Avantor, Inc. (a)	232,390	5,226,451

Machinery—2.7%
Cummins, Inc.	25,395	5,362,408
Kornit Digital Ltd. (a)	75,590	4,903,523

		10,265,931

Multi-Line Retail—1.3%
Dollar Tree, Inc. (a)	52,472	4,792,792

Pharmaceuticals—5.0%
Catalent, Inc. (a)	88,287	7,562,664
Horizon Therapeutics PLC (a)	142,970	11,105,910

		18,668,574

Professional Services—3.4%
Clarivate PLC (a)	206,835	6,409,817
Equifax, Inc.	40,628	6,374,533

		12,784,350

Road & Rail—1.2%
Kansas City Southern	25,260	4,567,766

Semiconductors & Semiconductor Equipment—8.0%
Advanced Micro Devices, Inc. (a)	66,645	5,464,224
Cree, Inc. (a)	38,070	2,426,582
Enphase Energy, Inc. (a)	69,600	5,748,264
Entegris, Inc.	73,066	5,431,726
Lam Research Corp.	11,845	3,929,579
Monolithic Power Systems, Inc.	25,789	7,210,862

		30,211,237

Software—10.8%
Atlassian Corp. PLC, Class A (a)	31,560	5,737,292
Ceridian HCM Holding, Inc. (a)	71,445	5,904,929
Slack Technologies, Inc., Class A (a)	180,430	4,846,350
Splunk, Inc. (a)	51,389	9,667,812
Trade Desk, Inc., Class A (a)	13,533	7,020,650
Zscaler, Inc. (a)	52,685	7,412,253

		40,589,286

Specialty Retail—1.6%
Floor & Decor Holdings, Inc., Class A (a)	80,050	5,987,740

Textiles, Apparel & Luxury Goods—3.4%
Lululemon Athletica, Inc. (a)	27,585	9,085,671
VF Corp.	53,970	3,791,393

		12,877,064

Trading Companies & Distributors—1.3%
United Rentals, Inc. (a)	28,369	4,950,391

Total Common Stock (cost—$241,746,861)		376,460,885

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $1,205,000; collateralized by U.S. Treasury Notes, 0.25%, due 9/30/25, valued at $1,229,104 including accrued interest (cost—$1,205,000)	$1,205	$1,205,000

Total Investments (cost—$242,951,861)—100.2%		377,665,885

Liabilities in excess of other assets—(0.2)%		(832,571)

Net Assets—100.0%		$376,833,314

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Mid-Cap Value Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.7%

Aerospace & Defense—3.9%
L3Harris Technologies, Inc.	137,783	$23,401,065
Northrop Grumman Corp.	48,698	15,363,732
Teledyne Technologies, Inc. (a)	31,973	9,918,344

		48,683,141

Auto Components—1.0%
Gentex Corp.	492,664	12,686,098

Banks—2.5%
First Republic Bank	82,831	9,033,549
M&T Bank Corp.	159,857	14,721,231
Western Alliance Bancorp	263,573	8,334,178

		32,088,958

Beverages—0.2%
Brown-Forman Corp., Class B	43,200	3,253,824

Biotechnology—0.7%
Grifols S.A. ADR	483,450	8,387,857

Capital Markets—4.5%
Cboe Global Markets, Inc.	27,521	2,414,693
Intercontinental Exchange, Inc.	61,819	6,184,991
LPL Financial Holdings, Inc.	76,406	5,858,048
MSCI, Inc.	26,617	9,496,413
Nasdaq, Inc.	76,700	9,411,857
Northern Trust Corp.	151,719	11,829,530
State Street Corp.	185,832	11,025,413

		56,220,945

Chemicals—1.8%
Celanese Corp.	158,978	17,082,186
FMC Corp.	56,027	5,933,820

		23,016,006

Commercial Services & Supplies—1.5%
Cintas Corp.	6,611	2,200,339
Republic Services, Inc.	135,360	12,635,856
Tetra Tech, Inc.	46,474	4,438,267

		19,274,462

Communications Equipment—1.3%
Motorola Solutions, Inc.	101,822	15,966,708

Construction & Engineering—0.9%
EMCOR Group, Inc.	171,926	11,641,109

Containers & Packaging—1.3%
Avery Dennison Corp.	101,267	12,945,973
Sonoco Products Co.	60,739	3,101,941

		16,047,914

Distributors—0.3%
Pool Corp.	11,523	3,854,904

Diversified Telecommunication Services—0.4%
Cogent Communications Holdings, Inc.	76,353	4,584,998

Electric Utilities—4.2%
Alliant Energy Corp.	226,405	11,693,818
Eversource Energy	224,491	18,756,223
Xcel Energy, Inc.	323,555	22,328,531

		52,778,572

	Shares	Value^

Electrical Equipment—1.5%
AMETEK, Inc.	94,775	$9,420,635
Eaton Corp. PLC	92,520	9,439,816

		18,860,451

Electronic Equipment, Instruments & Components—1.1%
Jabil, Inc.	178,297	6,108,455
Keysight Technologies, Inc. (a)	76,557	7,562,301

		13,670,756

Entertainment—0.5%
Activision Blizzard, Inc.	77,376	6,263,587

Equity Real Estate Investment Trusts (REITs)—10.1%
Alexandria Real Estate Equities, Inc.	63,636	10,181,760
Americold Realty Trust	159,172	5,690,399
AvalonBay Communities, Inc.	69,950	10,446,333
CoreSite Realty Corp.	52,920	6,291,130
Crown Castle International Corp.	32,384	5,391,936
CyrusOne, Inc.	71,086	4,978,153
Douglas Emmett, Inc.	131,645	3,304,289
Essex Property Trust, Inc.	50,446	10,129,052
Extra Space Storage, Inc.	60,710	6,495,363
Medical Properties Trust, Inc.	505,690	8,915,315
Mid-America Apartment Communities, Inc.	81,540	9,454,563
National Health Investors, Inc.	187,260	11,286,160
Prologis, Inc.	101,690	10,232,048
Realty Income Corp.	137,174	8,333,320
Rexford Industrial Realty, Inc.	134,129	6,137,743
Sun Communities, Inc.	74,118	10,421,732

		127,689,296

Food & Staples Retailing—0.7%
Kroger Co.	262,904	8,915,075

Food Products—2.2%
Hershey Co.	85,719	12,286,961
McCormick & Co., Inc.	31,954	6,202,271
Tyson Foods, Inc., Class A	148,145	8,811,665

		27,300,897

Gas Utilities—2.7%
Atmos Energy Corp.	216,227	20,669,139
ONE Gas, Inc.	187,276	12,923,917

		33,593,056

Healthcare Equipment & Supplies—2.8%
Hill-Rom Holdings, Inc.	161,298	13,469,996
ResMed, Inc.	36,978	6,339,138
STERIS PLC	55,800	9,831,402
Teleflex, Inc.	16,118	5,486,890

		35,127,426

Healthcare Providers & Services—3.0%
Anthem, Inc.	45,406	12,195,597
Chemed Corp.	12,483	5,996,209
Humana, Inc.	15,622	6,465,790
Quest Diagnostics, Inc.	114,527	13,112,196

		37,769,792

Hotels, Restaurants & Leisure—1.2%
Domino’s Pizza, Inc.	14,981	6,371,120
Dunkin’ Brands Group, Inc.	109,097	8,936,135

		15,307,255

Household Durables—2.0%
PulteGroup, Inc.	557,899	25,825,145

Schedule of Investments

AllianzGI Mid-Cap Value Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Household Products—1.0%
Church & Dwight Co., Inc.	67,078	$6,285,880
Kimberly-Clark Corp.	43,179	6,375,811

		12,661,691

Independent Power Producers & Energy Traders—0.8%
AES Corp.	543,072	9,835,034

Industrial Conglomerates—0.6%
Roper Technologies, Inc.	18,921	7,475,876

Insurance—10.9%
Allstate Corp.	266,590	25,096,783
American Financial Group, Inc.	285,497	19,122,589
Aon PLC, Class A	99,079	20,439,998
Cincinnati Financial Corp.	117,667	9,174,496
Fidelity National Financial, Inc.	405,014	12,680,988
Globe Life, Inc.	139,332	11,132,627
Hanover Insurance Group, Inc.	137,137	12,778,426
Lincoln National Corp.	89,880	2,815,940
Marsh & McLennan Cos., Inc.	49,870	5,720,089
Primerica, Inc.	45,604	5,159,636
Progressive Corp.	71,497	6,768,621
Reinsurance Group of America, Inc.	72,833	6,932,973

		137,823,166

IT Services—7.1%
Amdocs Ltd.	163,004	9,358,060
Broadridge Financial Solutions, Inc.	47,641	6,288,612
Fiserv, Inc. (a)	193,360	19,925,748
Global Payments, Inc.	85,057	15,104,422
Leidos Holdings, Inc.	274,744	24,493,428
Paychex, Inc.	50,811	4,053,193
Science Applications International Corp.	58,153	4,560,358
VeriSign, Inc. (a)	28,607	5,860,144

		89,643,965

Life Sciences Tools & Services—3.5%
Agilent Technologies, Inc.	154,838	15,629,348
IQVIA Holdings, Inc. (a)	93,435	14,728,159
PerkinElmer, Inc.	69,466	8,718,678
PRA Health Sciences, Inc. (a)	44,669	4,531,223

		43,607,408

Machinery—1.9%
Dover Corp.	58,442	6,331,606
Stanley Black & Decker, Inc.	68,375	11,090,425
Toro Co.	75,174	6,310,858

		23,732,889

Metals & Mining—1.5%
Reliance Steel & Aluminum Co.	31,010	3,164,260
Royal Gold, Inc.	100,933	12,129,119
Steel Dynamics, Inc.	108,364	3,102,461

		18,395,840

Mortgage Real Estate Investment Trusts (REITs)—0.7%
AGNC Investment Corp.	364,639	5,072,128
Annaly Capital Management, Inc.	534,923	3,808,652

		8,880,780

	Shares	Value^

Multi-Line Retail—1.1%
Dollar General Corp.	63,988	$13,413,165

Multi-Utilities—4.3%
DTE Energy Co.	86,578	9,959,933
Sempra Energy	162,646	19,250,781
WEC Energy Group, Inc.	251,535	24,373,741

		53,584,455

Oil, Gas & Consumable Fuels—1.4%
Marathon Petroleum Corp.	132,163	3,877,662
ONEOK, Inc.	220,328	5,724,122
Valero Energy Corp.	178,599	7,736,909

		17,338,693

Professional Services—1.8%
FTI Consulting, Inc. (a)	47,819	5,067,380
IHS Markit Ltd.	94,161	7,392,580
TransUnion	121,231	10,199,164

		22,659,124

Road & Rail—1.8%
Kansas City Southern	53,942	9,754,332
Norfolk Southern Corp.	59,634	12,761,080

		22,515,412

Semiconductors & Semiconductor Equipment—2.9%
Broadcom, Inc.	32,370	11,793,038
KLA Corp.	37,069	7,181,748
Lam Research Corp.	53,121	17,622,892

		36,597,678

Software—1.1%
Cadence Design Systems, Inc. (a)	51,715	5,514,371
Intuit, Inc.	5,881	1,918,441
Synopsys, Inc. (a)	31,679	6,778,672

		14,211,484

Specialty Retail—2.9%
Best Buy Co., Inc.	113,008	12,576,660
Lowe’s Cos., Inc.	42,048	6,974,081
O’Reilly Automotive, Inc. (a)	14,097	6,499,845
Ross Stores, Inc.	109,244	10,194,650

		36,245,236

Thrifts & Mortgage Finance—0.3%
Premier Financial Corp.	226,124	3,521,881

Water Utilities—0.8%
American Water Works Co., Inc.	68,521	9,927,322

Total Common Stock (cost—$1,126,222,519)		1,240,879,331

EXCHANGE-TRADED FUNDS—1.0%
Invesco S&P 500 Equal Weight (cost—$12,761,104)	117,198	12,670,276

Schedule of Investments

AllianzGI Mid-Cap Value Fund

September 30, 2020 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $17,330,000; collateralized by U.S. Treasury Notes, 2.625%, due 2/15/29, valued at $17,676,696 including accrued interest (cost—$17,330,000)	$17,330	$17,330,000

Total Investments (cost—$1,156,313,623)—101.1%		1,270,879,607

Liabilities in excess of other assets—(1.1)%		(13,322,973)

Net Assets—100.0%		$1,257,556,634

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—98.7%

Aerospace & Defense—1.3%
Axon Enterprise, Inc. (c)	4,942	$448,239
BWX Technologies, Inc.	3,195	179,911
HEICO Corp.	1,005	105,183
Kratos Defense & Security Solutions, Inc. (c)	20,284	391,076
Mercury Systems, Inc. (c)	4,470	346,246

		1,470,655

Air Freight & Logistics—0.3%
XPO Logistics, Inc. (c)	3,502	296,479

Banks—2.2%
BankFinancial Corp.	5,085	36,714
Central Pacific Financial Corp.	11,665	158,294
First Financial Bankshares, Inc.	13,270	370,366
First Foundation, Inc.	3,484	45,536
Glacier Bancorp, Inc.	6,170	197,749
HarborOne Bancorp, Inc. (c)	6,696	54,037
Hilltop Holdings, Inc.	12,110	249,224
Hope Bancorp, Inc.	38,365	290,999
Investors Bancorp, Inc.	38,605	280,272
OceanFirst Financial Corp.	2,905	39,769
Preferred Bank	1,018	32,698
South State Corp.	5,175	249,176
Tristate Capital Holdings, Inc. (c)	2,047	27,102
United Bankshares, Inc.	7,035	151,041
Valley National Bancorp	49,598	339,746

		2,522,723

Beverages—0.3%
Boston Beer Co., Inc., Class A (c)	295	260,591
Coca-Cola Consolidated, Inc.	285	68,594

		329,185

Biotechnology—8.5%
ACADIA Pharmaceuticals, Inc. (c)	6,969	287,471
Adverum Biotechnologies, Inc. (c)	11,896	122,529
Arena Pharmaceuticals, Inc. (c)	3,025	226,240
Arrowhead Pharmaceuticals, Inc. (c)	3,570	153,724
Avita Therapeutics, Inc. (c)	2,675	67,303
Avrobio, Inc. (c)	1,042	13,567
BioCryst Pharmaceuticals, Inc. (c)	6,560	22,534
BioSpecifics Technologies Corp. (c)	738	38,989
Castle Biosciences, Inc. (c)	952	48,980
ChemoCentryx, Inc. (c)	4,907	268,904
Cytokinetics, Inc. (c)	1,335	28,903
Deciphera Pharmaceuticals, Inc. (c)	775	39,758
Dicerna Pharmaceuticals, Inc. (c)	2,210	39,758
Dynavax Technologies Corp. (c)	3,510	15,163
Eagle Pharmaceuticals, Inc. (c)	5,020	213,250
Emergent Biosolutions, Inc. (c)	5,295	547,132
Epizyme, Inc. (c)	6,710	80,050
Fate Therapeutics, Inc. (c)	1,272	50,842
Global Blood Therapeutics, Inc. (c)	2,895	159,630
Halozyme Therapeutics, Inc. (c)	16,570	435,460
Homology Medicines, Inc. (c)	1,349	14,434
Immunomedics, Inc. (c)	15,100	1,283,953
Inovio Pharmaceuticals, Inc. (c)	3,955	45,878
Intellia Therapeutics, Inc. (c)	2,531	50,316
Invitae Corp. (c)	14,152	613,489

	Shares	Value^

Iovance Biotherapeutics, Inc. (c)	6,688	$220,169
Kadmon Holdings, Inc. (c)	7,704	30,200
Karuna Therapeutics, Inc. (c)	290	22,423
Karyopharm Therapeutics, Inc. (c)	8,229	120,143
Kindred Biosciences, Inc. (c)	3,614	15,504
Kodiak Sciences, Inc. (c)	3,383	200,307
Krystal Biotech, Inc. (c)	523	22,515
Kura Oncology, Inc. (c)	1,906	58,400
MannKind Corp. (c)	9,840	18,499
MeiraGTx Holdings PLC (c)	989	13,094
Mersana Therapeutics, Inc. (c)	8,936	166,388
Mirati Therapeutics, Inc. (c)	625	103,781
Momenta Pharmaceuticals, Inc. (c)	3,855	202,310
Natera, Inc. (c)	1,403	101,353
Novavax, Inc. (c)	1,450	157,108
Precision BioSciences, Inc. (c)	1,620	9,979
PTC Therapeutics, Inc. (c)	5,120	239,360
Replimune Group, Inc. (c)	4,703	108,263
Retrophin, Inc. (c)	12,625	233,057
Rocket Pharmaceuticals, Inc. (c)	5,700	130,302
Seres Therapeutics, Inc. (c)	1,500	42,465
Sorrento Therapeutics, Inc. (c)	7,540	84,071
TG Therapeutics, Inc. (c)	9,498	254,166
Translate Bio, Inc. (c)	1,355	18,442
Turning Point Therapeutics, Inc. (c)	2,819	246,268
Twist Bioscience Corp. (c)	6,511	494,641
Ultragenyx Pharmaceutical, Inc. (c)	3,955	325,061
United Therapeutics Corp. (c)	5,275	532,775
Vanda Pharmaceuticals, Inc. (c)	1,982	19,146
Veracyte, Inc. (c)	2,114	68,684
Vericel Corp. (c)	2,943	54,534
Viking Therapeutics, Inc. (c)	3,092	17,995
Voyager Therapeutics, Inc. (c)	1,383	14,757
Xencor, Inc. (c)	17,440	676,498
Y-mAbs Therapeutics, Inc. (c)	870	33,399
ZIOPHARM Oncology, Inc. (c)	7,751	19,533

		9,943,847

Building Products—0.5%
CSW Industrials, Inc.	580	44,805
PGT Innovations, Inc. (c)	2,351	41,190
Trex Co., Inc. (c)	7,122	509,935

		595,930

Capital Markets—3.0%
Artisan Partners Asset Management, Inc., Class A	28,475	1,110,241
Barings BDC, Inc.	15,635	125,080
Freedom Holding Corp. (c)	19,825	475,205
Golub Capital BDC, Inc.	17,525	232,031
Hercules Capital, Inc.	4,225	48,883
Main Street Capital Corp.	2,173	64,256
PJT Partners, Inc., Class A	18,315	1,110,072
Virtus Investment Partners, Inc.	2,405	333,453

		3,499,221

Chemicals—0.6%
Balchem Corp.	685	66,877
Sensient Technologies Corp.	11,100	640,914
Westlake Chemical Partners L.P.	2,215	41,531

		749,322

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Commercial Services & Supplies—1.4%
Casella Waste Systems, Inc., Class A (c)	4,345	$242,668
Clean Harbors, Inc. (c)	6,502	364,307
IAA, Inc. (c)	9,364	487,584
MSA Safety, Inc.	2,135	286,453
Tetra Tech, Inc.	2,030	193,865

		1,574,877

Communications Equipment—0.4%
Calix, Inc. (c)	25,350	450,723
EchoStar Corp., Class A (c)	2,420	60,234

		510,957

Construction & Engineering—1.1%
Construction Partners, Inc., Class A (c)	2,751	50,068
EMCOR Group, Inc.	7,495	507,486
MasTec, Inc. (c)	14,080	594,176
NV5 Global, Inc. (c)	1,426	75,250
Sterling Construction Co., Inc. (c)	4,236	59,982

		1,286,962

Construction Materials—0.3%
Summit Materials, Inc., Class A (c)	22,259	368,164
U.S. Concrete, Inc. (c)	918	26,659

		394,823

Containers & Packaging—0.1%
Silgan Holdings, Inc.	4,240	155,905

Diversified Consumer Services—1.2%
Aspen Group, Inc. (c)	4,578	51,136
Bright Horizons Family Solutions, Inc. (c)	2,875	437,115
Carriage Services, Inc.	5,569	124,244
Chegg, Inc. (c)	6,842	488,793
Grand Canyon Education, Inc. (c)	4,230	338,146

		1,439,434

Diversified Telecommunication Services—0.9%
Bandwidth, Inc., Class A (c)	5,090	888,561
Cogent Communications Holdings, Inc.	2,810	168,741

		1,057,302

Electric Utilities—1.1%
ALLETE, Inc.	3,415	176,692
Hawaiian Electric Industries, Inc.	11,775	391,401
IDACORP, Inc.	1,950	155,805
Otter Tail Corp.	1,580	57,149
PNM Resources, Inc.	3,460	143,002
Portland General Electric Co.	8,585	304,767

		1,228,816

Electrical Equipment—1.3%
Allied Motion Technologies, Inc.	1,061	43,798
Generac Holdings, Inc. (c)	4,200	813,288
Plug Power, Inc. (c)	47,314	634,481
Vivint Solar, Inc. (c)	1,600	67,760

		1,559,327

Electronic Equipment, Instruments & Components—1.0%
FARO Technologies, Inc. (c)	680	41,466
II-VI, Inc. (c)	10,204	413,874
Napco Security Technologies, Inc. (c)	2,668	62,698
nLight, Inc. (c)	12,277	288,264
OSI Systems, Inc. (c)	5,060	392,707

		1,199,009

	Shares	Value^

Energy Equipment & Services—0.5%
DMC Global, Inc.	392	$12,912
Liberty Oilfield Services, Inc., Class A	58,710	469,093
USA Compression Partners L.P.	6,855	68,619

		550,624

Entertainment—1.6%
Liberty Media Corp.-Liberty Braves, Class A (c)	8,875	185,310
Liberty Media Corp.-Liberty Braves, Class C (c)	8,890	186,779
Liberty Media Corp.-Liberty Formula One, Class A (c)	2,615	87,629
Madison Square Garden Entertainment Corp. (c)	650	44,519
Madison Square Garden Sports Corp., Class A (c)	650	97,812
Sciplay Corp., Class A (c)	43,960	713,031
Zynga, Inc., Class A (c)	59,561	543,196

		1,858,276

Equity Real Estate Investment Trusts (REITs)—1.7%
CareTrust REIT, Inc.	8,915	158,642
Chatham Lodging Trust	14,200	108,204
Industrial Logistics Properties Trust	27,635	604,378
Innovative Industrial Properties, Inc.	485	60,193
National Health Investors, Inc.	2,820	169,961
Physicians Realty Trust	23,715	424,736
Piedmont Office Realty Trust, Inc., Class A	11,400	154,698
QTS Realty Trust, Inc., Class A	5,005	315,415

		1,996,227

Food & Staples Retailing—2.6%
Casey’s General Stores, Inc.	1,525	270,916
Grocery Outlet Holding Corp. (c)	12,651	497,437
Ingles Markets, Inc., Class A	4,885	185,825
Performance Food Group Co. (c)	9,290	321,620
PriceSmart, Inc.	1,175	78,079
SpartanNash Co.	36,630	598,901
Sprouts Farmers Market, Inc. (c)	24,880	520,738
Weis Markets, Inc.	11,810	566,880

		3,040,396

Food Products—4.4%
Alico, Inc.	1,740	49,799
Cal-Maine Foods, Inc. (c)	3,025	116,069
Calavo Growers, Inc.	6,920	458,588
Flowers Foods, Inc.	25,530	621,145
Freshpet, Inc. (c)	5,954	664,764
Hain Celestial Group, Inc. (c)	13,705	470,082
Hostess Brands, Inc. (c)	25,635	316,080
J & J Snack Foods Corp.	2,785	363,136
John B Sanfilippo & Son, Inc.	7,008	528,263
Lancaster Colony Corp.	3,350	598,980
Sanderson Farms, Inc.	1,970	232,401
SunOpta, Inc. (c)	45,890	340,504
Tootsie Roll Industries, Inc.	10,927	337,644

		5,097,455

Gas Utilities—0.3%
Chesapeake Utilities Corp.	2,635	222,131
Northwest Natural Holding Co.	1,020	46,298
ONE Gas, Inc.	840	57,968

		326,397

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Healthcare Equipment & Supplies—4.5%
Antares Pharma, Inc. (c)	14,329	$38,688
Axogen, Inc. (c)	2,371	27,575
Axonics Modulation Technologies, Inc. (c)	1,968	100,447
BioLife Solutions, Inc. (c)	3,457	100,046
Cerus Corp. (c)	9,497	59,451
CONMED Corp.	6,990	549,903
CryoLife, Inc. (c)	1,359	25,101
CryoPort, Inc. (c)	3,983	188,794
GenMark Diagnostics, Inc. (c)	16,112	228,790
Globus Medical, Inc., Class A (c)	1,635	80,965
Haemonetics Corp. (c)	3,770	328,932
Itamar Medical Ltd. ADR (c)	8,026	163,249
Lantheus Holdings, Inc. (c)	1,800	22,806
Mesa Laboratories, Inc.	275	70,059
Nevro Corp. (c)	3,282	457,183
OrthoPediatrics Corp. (c)	1,866	85,687
Quotient Ltd. (c)	35,835	184,192
Shockwave Medical, Inc. (c)	5,620	425,996
Silk Road Medical, Inc. (c)	2,612	175,553
Surmodics, Inc. (c)	1,182	45,992
Tandem Diabetes Care, Inc. (c)	5,875	666,812
Utah Medical Products, Inc.	2,850	227,629
West Pharmaceutical Services, Inc.	3,770	1,036,373

		5,290,223

Healthcare Providers & Services—4.2%
Addus HomeCare Corp. (c)	2,092	197,715
BioTelemetry, Inc. (c)	1,475	67,231
Chemed Corp.	925	444,324
Encompass Health Corp.	1,215	78,951
Joint Corp. (c)	3,849	66,934
LHC Group, Inc. (c)	8,049	1,710,895
National HealthCare Corp.	1,985	123,685
Ontrak, Inc. (c)	5,722	343,320
PetIQ, Inc. (c)	14,819	487,842
R1 RCM, Inc. (c)	51,848	889,193
RadNet, Inc. (c)	3,857	59,205
Select Medical Holdings Corp. (c)	17,505	364,454

		4,833,749

Healthcare Technology—0.7%
Health Catalyst, Inc. (c)	9,138	334,451
Simulations Plus, Inc.	485	36,550
Teladoc Health, Inc. (c)	1,690	370,515
Vocera Communications, Inc. (c)	1,776	51,646

		793,162

Hotels, Restaurants & Leisure—2.7%
Churchill Downs, Inc.	4,744	777,162
Kura Sushi USA, Inc., Class A (c)	2,467	32,318
Norwegian Cruise Line Holdings Ltd. (c)	17,936	306,885
Papa John’s International, Inc.	8,580	705,962
Penn National Gaming, Inc. (c)	8,423	612,352
Planet Fitness, Inc., Class A (c)	5,596	344,826
Wendy’s Co.	16,424	366,173

		3,145,678

	Shares	Value^

Household Durables—4.5%
Helen of Troy Ltd. (c)	5,275	$1,020,818
Installed Building Products, Inc. (c)	6,650	676,638
La-Z-Boy, Inc.	28,245	893,389
Lennar Corp., Class B	14,630	960,606
LGI Homes, Inc. (c)	808	93,865
Meritage Homes Corp. (c)	14,460	1,596,239

		5,241,555

Household Products—0.3%
WD-40 Co.	1,685	318,987

Independent Power Producers & Energy Traders—0.6%
Brookfield Renewable Corp., Class A	8,553	501,206
Ormat Technologies, Inc.	3,795	224,322

		725,528

Insurance—2.3%
American National Group, Inc.	1,445	97,581
AMERISAFE, Inc.	3,740	214,526
Donegal Group, Inc., Class A	7,005	98,560
Employers Holdings, Inc.	1,765	53,391
Enstar Group Ltd. (c)	560	90,440
Kemper Corp.	5,855	391,290
National General Holdings Corp.	18,895	637,706
NI Holdings, Inc. (c)	4,500	76,005
Palomar Holdings, Inc. (c)	6,867	715,816
RLI Corp.	3,290	275,472
Safety Insurance Group, Inc.	1,105	76,345

		2,727,132

Interactive Media & Services—0.5%
EverQuote, Inc., Class A (c)	12,357	477,475
QuinStreet, Inc. (c)	4,168	66,021

		543,496

Internet & Direct Marketing Retail—1.1%
Magnite, Inc. (c)	7,570	52,573
Overstock.com, Inc. (c)	1,255	91,176
PetMed Express, Inc.	16,095	508,924
Stamps.com, Inc. (c)	2,485	598,761

		1,251,434

IT Services—2.0%
Brightcove, Inc. (c)	6,153	63,007
Fastly, Inc., Class A (c)	4,190	392,519
Hackett Group, Inc.	2,984	33,361
Limelight Networks, Inc. (c)	5,695	32,803
ManTech International Corp., Class A	4,515	310,993
Paysign, Inc. (c)	3,840	21,811
Perficient, Inc. (c)	1,434	61,289
Repay Holdings Corp. (c)	36,913	867,456
Science Applications International Corp.	2,070	162,329
Shift4 Payments, Inc., Class A (c)	8,452	408,739

		2,354,307

Leisure Equipment & Products—2.2%
Acushnet Holdings Corp.	16,135	542,297
Malibu Boats, Inc., Class A (c)	6,715	332,796
YETI Holdings, Inc. (c)	36,863	1,670,631

		2,545,724

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Life Sciences Tools & Services—3.9%
Adaptive Biotechnologies Corp. (c)	6,477	$314,977
Charles River Laboratories International, Inc. (c)	2,940	665,763
Codexis, Inc. (c)	2,582	30,313
Medpace Holdings, Inc. (c)	8,520	952,110
NanoString Technologies, Inc. (c)	10,843	484,682
NeoGenomics, Inc. (c)	14,536	536,233
PRA Health Sciences, Inc. (c)	2,910	295,190
Quanterix Corp. (c)	2,934	98,993
Repligen Corp. (c)	8,050	1,187,697

		4,565,958

Machinery—1.2%
Columbus McKinnon Corp.	1,269	42,004
Douglas Dynamics, Inc.	965	33,003
Kadant, Inc.	651	71,363
Kornit Digital Ltd. (c)	9,951	645,521
Shyft Group, Inc.	2,852	53,846
SPX Corp. (c)	12,120	562,125

		1,407,862

Media—1.5%
Cable One, Inc.	300	565,629
Cardlytics, Inc. (c)	989	69,794
Liberty Broadband Corp., Class A (c)	4,490	636,727
Loral Space & Communications, Inc.	2,010	36,783
TechTarget, Inc. (c)	10,840	476,526

		1,785,459

Metals & Mining—0.2%
Coeur Mining, Inc. (c)	12,160	89,741
Hecla Mining Co.	22,420	113,893

		203,634

Mortgage Real Estate Investment Trusts (REITs)—0.7%
AG Mortgage Investment Trust, Inc.	72,785	200,886
Arbor Realty Trust, Inc.	53,595	614,735

		815,621

Multi-Utilities—1.0%
Avista Corp.	1,985	67,728
Black Hills Corp.	11,630	622,089
NorthWestern Corp.	5,995	291,597
Unitil Corp.	3,725	143,934

		1,125,348

Oil, Gas & Consumable Fuels—1.1%
Black Stone Minerals L.P.	7,685	47,186
Delek Logistics Partners L.P.	4,685	132,867
Enviva Partners L.P.	5,045	203,112
Hess Midstream L.P., Class A	18,605	280,935
Holly Energy Partners L.P.	2,980	36,147
NuStar Energy L.P.	3,585	38,073
Par Pacific Holdings, Inc. (c)	5,715	38,691
PBF Logistics L.P.	7,230	58,924
Penn Virginia Corp. (c)	22,265	219,310
Sunoco L.P.	4,535	110,609
TC Pipelines L.P.	4,095	104,750
World Fuel Services Corp.	1,800	38,142

		1,308,746

	Shares	Value^

Paper & Forest Products—1.4%
Boise Cascade Co.	13,300	$530,936
Louisiana-Pacific Corp.	38,600	1,139,086

		1,670,022

Personal Products—1.2%
BellRing Brands, Inc., Class A (c)	16,933	351,191
Lifevantage Corp. (c)	8,015	96,741
Nu Skin Enterprises, Inc., Class A	16,800	841,512
USANA Health Sciences, Inc. (c)	1,185	87,275

		1,376,719

Pharmaceuticals—3.0%
Amphastar Pharmaceuticals, Inc. (c)	2,348	44,025
ANI Pharmaceuticals, Inc. (c)	871	24,571
Arvinas, Inc. (c)	212	5,005
Axsome Therapeutics, Inc. (c)	3,755	267,544
Cara Therapeutics, Inc. (c)	1,500	19,087
Catalent, Inc. (c)	15,910	1,362,851
Collegium Pharmaceutical, Inc. (c)	2,488	51,800
Durect Corp. (c)	27,105	46,350
Horizon Therapeutics PLC (c)	10,824	840,808
MyoKardia, Inc. (c)	2,060	280,840
Omeros Corp. (c)	1,452	14,672
Prestige Consumer Healthcare, Inc. (c)	13,305	484,568
Provention Bio, Inc. (c)	1,663	21,336
Revance Therapeutics, Inc. (c)	1,740	43,744

		3,507,201

Professional Services—0.6%
ASGN, Inc. (c)	4,965	315,575
CRA International, Inc.	1,157	43,353
Franklin Covey Co. (c)	1,264	22,423
ICF International, Inc.	3,793	233,383
Kforce, Inc.	885	28,471

		643,205

Road & Rail—0.4%
Saia, Inc. (c)	3,338	421,055

Semiconductors & Semiconductor Equipment—2.8%
ACM Research, Inc., Class A (c)	653	45,122
Axcelis Technologies, Inc. (c)	2,188	48,136
FormFactor, Inc. (c)	32,224	803,345
Ichor Holdings Ltd. (c)	23,518	507,283
MaxLinear, Inc. (c)	11,343	263,611
Onto Innovation, Inc. (c)	8,767	261,081
Power Integrations, Inc.	14,969	829,283
SunPower Corp. (c)	35,110	439,226

		3,197,087

Software—6.4%
Agilysys, Inc. (c)	2,474	59,772
Blackline, Inc. (c)	5,764	516,627
Cerence, Inc. (c)	8,461	413,489
Digital Turbine, Inc. (c)	7,251	237,398
Everbridge, Inc. (c)	2,996	376,687
Globant S.A. (c)	2,801	501,995
LivePerson, Inc. (c)	10,997	571,734
Model N, Inc. (c)	17,599	620,893
OneSpan, Inc. (c)	680	14,253
Paylocity Holding Corp. (c)	2,340	377,723

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Pluralsight, Inc., Class A (c)	13,010	$222,861
Progress Software Corp.	8,225	301,693
PROS Holdings, Inc. (c)	540	17,248
Q2 Holdings, Inc. (c)	4,984	454,840
Sapiens International Corp. NV	2,700	82,566
SPS Commerce, Inc. (c)	7,405	576,627
Tenable Holdings, Inc. (c)	28,630	1,080,783
Upland Software, Inc. (c)	2,250	84,825
Varonis Systems, Inc. (c)	3,440	397,045
Yext, Inc. (c)	34,995	531,224
Zix Corp. (c)	8,279	48,349

		7,488,632

Specialty Retail—5.9%
Aaron’s, Inc.	11,700	662,805
Asbury Automotive Group, Inc. (c)	6,600	643,170
Boot Barn Holdings, Inc. (c)	1,450	40,803
Cato Corp., Class A	15,095	118,043
Citi Trends, Inc.	4,445	111,036
Floor & Decor Holdings, Inc., Class A (c)	5,048	377,590
Genesco, Inc. (c)	28,725	618,736
Hibbett Sports, Inc. (c)	30,700	1,204,054
Lithia Motors, Inc., Class A	2,955	673,563
Lumber Liquidators Holdings, Inc. (c)	42,140	929,187
Murphy USA, Inc. (c)	3,370	432,270
Rent-A-Center, Inc.	19,855	593,466
TravelCenters of America, Inc. (c)	22,940	448,248

		6,852,971

Textiles, Apparel & Luxury Goods—0.3%
Deckers Outdoor Corp. (c)	1,330	292,613

Thrifts & Mortgage Finance—2.8%
Capitol Federal Financial, Inc.	35,135	325,526
ESSA Bancorp, Inc.	5,360	66,089
Flagstar Bancorp, Inc.	22,645	670,971
Kearny Financial Corp.	20,025	144,380
Meridian Bancorp, Inc.	2,973	30,771
PCSB Financial Corp.	8,735	105,431
PennyMac Financial Services, Inc.	23,425	1,361,461
Pioneer Bancorp, Inc. (c)	3,795	33,700
Premier Financial Corp.	2,037	31,726
Territorial Bancorp, Inc.	4,755	96,194
Waterstone Financial, Inc.	24,005	371,837

		3,238,086

Tobacco—0.1%
Universal Corp.	3,470	145,324

Trading Companies & Distributors—0.8%
BMC Stock Holdings, Inc. (c)	22,410	959,820

Water Utilities—1.2%
American States Water Co.	6,425	481,554
California Water Service Group	3,365	146,209
Middlesex Water Co.	5,980	371,657
SJW Group	6,650	404,719

		1,404,139

Wireless Telecommunication Services—0.0%
Boingo Wireless, Inc. (c)	4,077	41,565

Total Common Stock (cost—$92,606,993)		114,906,191

	Shares	Value^

EXCHANGE-TRADED FUNDS—0.1%
Principal Healthcare Innovators Index (cost—$117,998)	2,895	$137,966

RIGHTS—0.0%
Biotechnology—0.0%
Stemline Therapeutics, Inc., CVR, expires 12/31/21 (a)(b)(c) (cost—$662)	2,004	—	†

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $1,980,000; collateralized by U.S. Treasury Notes, 3.00%, due 9/30/25, valued at $2,019,704 including accrued interest (cost—$1,980,000)	$1,980	1,980,000

Total Investments (cost—$94,705,653)—100.5%		117,024,157

Liabilities in excess of other assets—(0.5)%		(530,172)

Net Assets—100.0%		$116,493,985

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Fair-Valued—Security with a value of less than $1, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Value Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—96.9%

Aerospace & Defense—1.2%
Curtiss-Wright Corp.	51,830	$4,833,666
Mercury Systems, Inc. (a)	12,503	968,482

		5,802,148

Airlines—0.7%
SkyWest, Inc.	111,611	3,332,704

Auto Components—1.1%
Dana, Inc.	117,827	1,451,629
Fox Factory Holding Corp. (a)	13,016	967,479
Standard Motor Products, Inc.	63,437	2,832,462

		5,251,570

Banks—11.8%
Atlantic Union Bankshares Corp.	160,953	3,439,566
BancFirst Corp.	57,355	2,342,378
Bank of Hawaii Corp.	45,870	2,317,353
Commerce Bancshares, Inc.	43,393	2,442,592
Community Bank System, Inc.	126,992	6,915,984
Enterprise Financial Services Corp.	126,672	3,454,346
First Citizens BancShares, Inc., Class A	6,567	2,093,428
First Financial Bankshares, Inc.	35,095	979,502
First Interstate Bancsystem, Inc., Class A	39,445	1,256,323
Glacier Bancorp, Inc.	143,542	4,600,521
Independent Bank Corp.	27,582	1,444,745
South State Corp.	44,595	2,147,249
United Community Banks, Inc.	577,619	9,779,090
Valley National Bancorp	1,636,078	11,207,134
Western Alliance Bancorp	105,457	3,334,550

		57,754,761

Building Products—0.5%
UFP Industries, Inc.	43,284	2,445,979

Capital Markets—3.1%
AllianceBernstein Holding L.P.	233,625	6,317,220
Cboe Global Markets, Inc.	28,571	2,506,820
Houlihan Lokey, Inc.	62,037	3,663,285
Stifel Financial Corp.	50,190	2,537,606

		15,024,931

Chemicals—1.0%
Cabot Corp.	67,182	2,420,567
Innospec, Inc.	15,402	975,255
Stepan Co.	15,418	1,680,562

		5,076,384

Commercial Services & Supplies—3.0%
ABM Industries, Inc.	106,662	3,910,229
Brady Corp., Class A	59,805	2,393,396
Ennis, Inc.	59,749	1,042,023
McGrath RentCorp	57,104	3,402,827
MSA Safety, Inc.	16,518	2,216,220
Tetra Tech, Inc.	15,416	1,472,228

		14,436,923

Communications Equipment—0.6%
Lumentum Holdings, Inc. (a)	38,895	2,922,181

	Shares	Value^

Construction & Engineering—2.2%
AECOM (a)	87,287	$3,652,088
EMCOR Group, Inc.	36,689	2,484,212
Quanta Services, Inc.	89,916	4,752,960

		10,889,260

Containers & Packaging—1.6%
Silgan Holdings, Inc.	101,181	3,720,425
Sonoco Products Co.	82,581	4,217,412

		7,937,837

Diversified Consumer Services—0.4%
Strategic Education, Inc.	19,563	1,789,428

Diversified Financial Services—1.2%
Cannae Holdings, Inc. (a)	99,853	3,720,523
Compass Diversified Holdings	119,617	2,279,900

		6,000,423

Diversified Telecommunication Services—0.4%
Cogent Communications Holdings, Inc.	31,425	1,887,071

Electric Utilities—2.9%
IDACORP, Inc.	85,751	6,851,505
PNM Resources, Inc.	176,260	7,284,826

		14,136,331

Electronic Equipment, Instruments & Components—2.0%
Dolby Laboratories, Inc., Class A	15,103	1,001,027
Fabrinet (a)	36,895	2,325,492
Jabil, Inc.	77,898	2,668,785
Methode Electronics, Inc.	125,520	3,577,320

		9,572,624

Equity Real Estate Investment Trusts (REITs)—6.7%
American Assets Trust, Inc.	69,288	1,669,148
Americold Realty Trust	66,597	2,380,843
CoreSite Realty Corp.	32,660	3,882,621
CyrusOne, Inc.	13,773	964,523
Douglas Emmett, Inc.	16,620	417,162
First Industrial Realty Trust, Inc.	29,156	1,160,409
Hudson Pacific Properties, Inc.	131,547	2,884,826
Life Storage, Inc.	33,031	3,477,173
National Health Investors, Inc.	122,254	7,368,249
Rexford Industrial Realty, Inc.	54,822	2,508,655
STAG Industrial, Inc.	126,927	3,870,004
Terreno Realty Corp.	35,694	1,954,603

		32,538,216

Food Products—1.1%
Calavo Growers, Inc.	19,359	1,282,921
Nomad Foods Ltd. (a)	51,891	1,322,183
Simply Good Foods Co. (a)	134,013	2,954,986

		5,560,090

Gas Utilities—4.4%
ONE Gas, Inc.	134,898	9,309,311
Spire, Inc.	224,941	11,966,861

		21,276,172

Healthcare Equipment & Supplies—1.6%
CONMED Corp.	27,929	2,197,174
Hill-Rom Holdings, Inc.	66,068	5,517,339

		7,714,513

Schedule of Investments

AllianzGI Small-Cap Value Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Healthcare Providers & Services—1.0%
Chemed Corp.	3,113	$1,495,330
Ensign Group, Inc.	60,185	3,434,156

		4,929,486

Healthcare Technology—0.3%
HMS Holdings Corp. (a)	61,345	1,469,213

Hotels, Restaurants & Leisure—1.8%
Cracker Barrel Old Country Store, Inc.	2,183	250,303
Domino’s Pizza, Inc.	1,167	496,302
Dunkin’ Brands Group, Inc.	40,469	3,314,816
Wendy’s Co.	223,395	4,980,591

		9,042,012

Household Durables—4.1%
KB Home	309,568	11,884,316
MDC Holdings, Inc.	171,925	8,097,667

		19,981,983

Household Products—0.6%
WD-40 Co.	16,179	3,062,847

Insurance—8.8%
American Financial Group, Inc.	193,913	12,988,293
CNO Financial Group, Inc.	164,723	2,642,157
First American Financial Corp.	96,239	4,899,528
Globe Life, Inc.	57,397	4,586,020
Hanover Insurance Group, Inc.	50,735	4,727,487
Horace Mann Educators Corp.	68,193	2,277,646
Kinsale Capital Group, Inc.	5,228	994,261
Old Republic International Corp.	360,254	5,310,144
Primerica, Inc.	20,652	2,336,567
Selective Insurance Group, Inc.	44,311	2,281,574

		43,043,677

IT Services—4.1%
ExlService Holdings, Inc. (a)	31,410	2,072,118
Genpact Ltd.	30,522	1,188,832
KBR, Inc.	196,980	4,404,473
ManTech International Corp., Class A	119,229	8,212,493
Science Applications International Corp.	52,925	4,150,378

		20,028,294

Leisure Equipment & Products—0.6%
Acushnet Holdings Corp.	58,947	1,981,208
YETI Holdings, Inc. (a)	21,340	967,129

		2,948,337

Life Sciences Tools & Services—1.4%
Bruker Corp.	84,944	3,376,524
PRA Health Sciences, Inc. (a)	34,518	3,501,506

		6,878,030

Machinery—3.3%
ESCO Technologies, Inc.	11,596	934,174
Federal Signal Corp.	81,162	2,373,989
Hillenbrand, Inc.	80,867	2,293,388
ITT, Inc.	42,238	2,494,154
SPX Corp. (a)	62,609	2,903,805
Toro Co.	29,157	2,447,730
Watts Water Technologies, Inc., Class A	25,394	2,543,209

		15,990,449

	Shares	Value^

Media—0.5%
TEGNA, Inc.	220,535	$2,591,286

Metals & Mining—1.1%
Commercial Metals Co.	49,670	992,407
Kaiser Aluminum Corp.	39,920	2,139,313
Royal Gold, Inc.	20,630	2,479,107

		5,610,827

Mortgage Real Estate Investment Trusts (REITs)—4.2%
Apollo Commercial Real Estate Finance, Inc.	652,101	5,875,430
Arbor Realty Trust, Inc.	112,399	1,289,217
Blackstone Mortgage Trust, Inc., Class A	494,986	10,874,842
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	59,367	2,509,443

		20,548,932

Multi-Line Retail—0.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)	16,687	1,457,609

Multi-Utilities—3.1%
Black Hills Corp.	85,738	4,586,126
NorthWestern Corp.	140,462	6,832,072
Unitil Corp.	95,860	3,704,030

		15,122,228

Oil, Gas & Consumable Fuels—1.5%
Delek Logistics Partners L.P.	81,307	2,305,866
SFL Corp. Ltd.	541,749	4,057,700
World Fuel Services Corp.	43,946	931,216

		7,294,782

Professional Services—1.1%
CBIZ, Inc. (a)	104,899	2,399,040
FTI Consulting, Inc. (a)	13,821	1,464,611
ICF International, Inc.	20,633	1,269,549

		5,133,200

Road & Rail—0.8%
Werner Enterprises, Inc.	97,459	4,092,303

Semiconductors & Semiconductor Equipment—2.1%
Cirrus Logic, Inc. (a)	35,446	2,390,833
CMC Materials, Inc.	32,830	4,688,452
FormFactor, Inc. (a)	58,631	1,461,671
MKS Instruments, Inc.	16,728	1,827,199

		10,368,155

Software—1.6%
Aspen Technology, Inc. (a)	9,705	1,228,556
Fair Isaac Corp. (a)	3,436	1,461,606
Progress Software Corp.	138,709	5,087,846

		7,778,008

Specialty Retail—1.7%
Aaron’s, Inc.	72,632	4,114,603
Lithia Motors, Inc., Class A	9,825	2,239,510
RH (a)	5,219	1,996,894

		8,351,007

Schedule of Investments

AllianzGI Small-Cap Value Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Thrifts & Mortgage Finance—3.6%
Essent Group Ltd.	72,710	$2,690,997
Federal Agricultural Mortgage Corp.	18,701	1,190,505
Meta Financial Group, Inc.	107,358	2,063,421
PennyMac Financial Services, Inc.	29,041	1,687,863
Premier Financial Corp.	112,690	1,755,147
Radian Group, Inc.	132,589	1,937,125
Walker & Dunlop, Inc.	119,383	6,327,299

		17,652,357

Trading Companies & Distributors—0.8%
Triton International Ltd.	97,231	3,954,385

Water Utilities—1.0%
American States Water Co.	17,448	1,307,727
California Water Service Group	29,217	1,269,479
SJW Group	41,967	2,554,112

		5,131,318

Total Common Stock (cost—$483,595,651)		473,810,271

EXCHANGE-TRADED FUNDS—1.0%
Invesco S&P 500 Equal Weight (cost—$4,934,904)	45,318	4,899,329

	Principal Amount (000s)

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $5,282,000; collateralized by U.S. Treasury Notes, 3.00%, due 9/30/25, valued at $5,387,656 including accrued interest (cost—$5,282,000)	$5,282	5,282,000

Total Investments (cost—$493,812,555)—99.0%		483,991,600

Other assets less liabilities—1.0%		4,867,376

Net Assets—100.0%		$488,858,976

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Technology Fund

September 30, 2020 (unaudited)

	Shares	Value^

COMMON STOCK—87.9%

Automobiles—1.6%
Tesla, Inc. (d)	81,175	$34,824,887

Communications Equipment—0.0%
Arista Networks, Inc. (d)	100	20,693
Cisco Systems, Inc.	100	3,939
Lumentum Holdings, Inc. (d)	95	7,137
Motorola Solutions, Inc.	95	14,897
Nokia Oyj ADR	95	372

		47,038

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (d)	95	14,203
TAL Education Group ADR (d)	100	7,604

		21,807

Electrical Equipment—0.0%
Bloom Energy Corp., Class A (d)	13,100	235,407

Electronic Equipment, Instruments & Components—0.8%
CDW Corp.	95	11,355
Cognex Corp.	100	6,510
IPG Photonics Corp. (d)	95	16,147
Murata Manufacturing Co., Ltd.	300	19,508
Samsung Electro-Mechanics Co., Ltd.	165	19,554
Samsung SDI Co., Ltd.	46,873	17,315,747

		17,388,821

Entertainment—3.5%
Activision Blizzard, Inc.	225,545	18,257,868
NetEase, Inc. ADR	40,695	18,502,796
Netflix, Inc. (d)	38,175	19,088,645
Nintendo Co., Ltd.	100	56,669
Roku, Inc. (d)	100	18,880
Take-Two Interactive Software, Inc. (d)	2,575	425,441
Zynga, Inc., Class A (d)	2,117,900	19,315,248

		75,665,547

Healthcare Technology—0.7%
Veeva Systems, Inc., Class A (d)	54,465	15,315,013

Household Durables—0.0%
Garmin Ltd.	95	9,012

Industrial Conglomerates—0.0%
Roper Technologies, Inc.	100	39,511

Interactive Media & Services—7.3%
Alphabet, Inc., Class C (d)	6,920	10,169,632
Facebook, Inc., Class A (c)(d)	551,425	144,418,207
NAVER Corp.	475	120,708
Pinterest, Inc., Class A (d)	16,580	688,236
Tencent Holdings Ltd.	100	6,754
Twitter, Inc. (d)	95	4,227
Yandex NV, Class A (d)	95	6,199
Yelp, Inc. (d)	95	1,909
Zillow Group, Inc., Class A (d)	95	9,646

		155,425,518

	Shares	Value^

Internet & Direct Marketing Retail—3.8%
Alibaba Group Holding Ltd. ADR (d)	100	$29,398
Amazon.com, Inc. (d)	23,195	73,034,792
Booking Holdings, Inc. (d)	4,285	7,330,264
eBay, Inc.	95	4,950
Expedia Group, Inc.	95	8,711
GrubHub, Inc. (d)	95	6,871
JD.com, Inc. ADR (d)	100	7,761
Trip.com Group Ltd. ADR (d)	95	2,958

		80,425,705

IT Services—19.2%
Accenture PLC, Class A	95	21,469
Adyen NV (a)(d)	95	175,226
Akamai Technologies, Inc. (d)	100	11,054
Fidelity National Information Services, Inc.	28,550	4,202,845
Fiserv, Inc. (d)	46,255	4,766,578
Global Payments, Inc.	15,019	2,667,074
GoDaddy, Inc., Class A (d)	95	7,217
Mastercard, Inc., Class A	3,660	1,237,702
MongoDB, Inc. (d)	198,670	45,994,092
Okta, Inc. (d)	293,920	62,854,792
PayPal Holdings, Inc. (d)	410,110	80,803,973
Shopify, Inc., Class A (d)	28,230	28,878,443
Snowflake, Inc., Class A (d)	15,107	3,791,857
Square, Inc., Class A (c)(d)	460,760	74,896,538
Tata Consultancy Services Ltd.	2,000	67,665
Twilio, Inc., Class A (d)	409,820	101,262,424

		411,638,949

Media—0.0%
Comcast Corp., Class A	95	4,395

Professional Services—0.0%
Verisk Analytics, Inc.	95	17,604

Road & Rail—0.0%
Lyft, Inc., Class A (d)	100	2,755

Semiconductors & Semiconductor Equipment—12.0%
Advanced Micro Devices, Inc. (c)(d)	439,185	36,008,778
Advantest Corp.	1,000	48,640
ams AG (d)	95	2,148
ASML Holding NV	11,910	4,398,006
Cree, Inc. (d)	33,840	2,156,962
Infineon Technologies AG	10,630	299,615
KLA Corp.	100	19,374
Lam Research Corp.	25,295	8,391,616
Marvell Technology Group Ltd.	456,760	18,133,372
Maxim Integrated Products, Inc.	95	6,423
MediaTek, Inc.	1,000	21,189
Microchip Technology, Inc.	100	10,276
Micron Technology, Inc. (c)(d)	350,600	16,464,176
NVIDIA Corp.	124,610	67,441,424
NXP Semiconductors NV	67,060	8,369,759
ON Semiconductor Corp. (d)	100	2,169
Qorvo, Inc. (d)	75,590	9,751,866
QUALCOMM, Inc.	264,460	31,121,653
SK Hynix, Inc.	100	7,168

Schedule of Investments

AllianzGI Technology Fund

September 30, 2020 (unaudited) (continued)

	Shares	Value^

Skyworks Solutions, Inc.	151,805	$22,087,627
STMicroelectronics NV	117,155	3,595,487
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	8,107
Teradyne, Inc.	187,130	14,869,350
Texas Instruments, Inc.	89,990	12,849,672
Tokyo Electron Ltd.	500	130,627
Universal Display Corp.	95	17,170
Xilinx, Inc.	100	10,424

		256,223,078

Software—27.1%
Alteryx, Inc., Class A (d)	89,973	10,216,434
Atlassian Corp. PLC, Class A (d)	231,935	42,163,464
Cadence Design Systems, Inc. (d)	3,330	355,078
Crowdstrike Holdings, Inc., Class A (d)	739,590	101,560,499
Datadog, Inc., Class A (d)	9,380	958,261
DocuSign, Inc. (d)	123,680	26,620,883
Dropbox, Inc., Class A (d)	95	1,830
Dynatrace, Inc. (d)	100	4,102
Elastic NV (d)	100	10,789
Fortinet, Inc. (d)	100	11,781
HubSpot, Inc. (d)	81,765	23,894,186
Intuit, Inc.	95	30,990
Microsoft Corp. (c)	410,005	86,236,351
Nutanix, Inc., Class A (d)	100	2,218
Palo Alto Networks, Inc. (d)	100	24,475
Paycom Software, Inc. (d)	225,384	70,162,039
RealPage, Inc. (d)	100	5,764
RingCentral, Inc., Class A (d)	176,270	48,405,505
Salesforce.com, Inc. (d)	25,820	6,489,082
ServiceNow, Inc. (d)	100	48,500
Splunk, Inc. (d)	77,675	14,612,998
Varonis Systems, Inc. (d)	94,525	10,910,075
VMware, Inc., Class A (d)	95	13,649
Zendesk, Inc. (d)	100	10,292
Zoom Video Communications, Inc., Class A (d)	129,410	60,836,935
Zscaler, Inc. (d)	549,785	77,349,252

		580,935,432

Technology Hardware, Storage & Peripherals—11.9%
Apple, Inc. (c)	1,797,410	208,158,052
Catcher Technology Co., Ltd.	1,000	6,319
Dell Technologies, Inc., Class C (d)	175	11,846
Hewlett Packard Enterprise Co.	95	890
HP, Inc.	95	1,804
NetApp, Inc.	100	4,384
Pure Storage, Inc., Class A (d)	338,525	5,209,900
Samsung Electronics Co., Ltd.	805,647	39,995,642

		253,388,837

Total Common Stock (cost—$1,045,829,525)		1,881,609,316

EXCHANGE-TRADED FUNDS—1.0%
Invesco S&P 500 High Beta	109,315	4,540,945
iShares Russell 2000	102,730	15,387,927

Total Exchange-Traded Funds (cost—$20,554,383)		19,928,872

	Principal Amount (000s)	Value^

Repurchase Agreements—9.0%
State Street Bank and Trust Co., dated 9/30/20, 0.00%, due 10/1/20, proceeds $193,750,000; collateralized by U.S. Treasury Notes, 0.25%, due 9/30/25, valued at $197,625,084 including accrued interest (cost—$193,750,000)	$193,750	$193,750,000

Total Options Purchased—2.5% (cost—$16,331,231) (d)(e)(f)		53,914,250

Total Investments, before options written and securities sold short (cost—$1,276,465,139)—100.4%		2,149,202,438

	Shares

SECURITIES SOLD SHORT—(0.0)%

Mutual Fund—(0.0)%
iShares Core S&P Small-Cap (proceeds received—$5,603)	100	(7,023)

Total Options Written—(0.4)% (premiums received—$16,530,851) (d)(e)(f)		(7,584,458)

Total Investments, net of options written and securities sold short (cost—$1,259,928,685) (b)—100.0%		2,141,610,957

Other liabilities in excess of other assets (g)—(0.0)%		(472,984)

Net Assets—100.0%		$2,141,137,973

Schedule of Investments

AllianzGI Technology Fund

September 30, 2020 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $175,226, representing less than 0.05% of net assets.

(b)	Securities with an aggregate value of $58,293,179, representing 2.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for security sold short and options written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Exchange traded option contracts outstanding at September 30, 2020:

Options purchased contracts outstanding at September 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
Amazon.com, Inc.	2,070.00 USD	1/15/21	250	$25,000	$27,468,750	$2,784,260	$24,684,490
Amazon.com, Inc.	2,000.00 USD	6/18/21	150	15,000	18,042,000	2,505,306	15,536,694
Fidelity National Information Services, Inc.	155.00 USD	1/21/22	1,446	144,600	2,241,300	1,947,818	293,482
Fiserv, Inc.	120.00 USD	1/21/22	1,980	198,000	1,980,000	2,855,237	(875,237)
Global Payments, Inc.	210.00 USD	6/18/21	1,512	151,200	1,534,680	2,929,282	(1,394,602)
KLA Corp.	190.00 USD	1/15/21	1,026	102,600	2,072,520	1,298,940	773,580
Pure Storage, Inc.	20.00 USD	1/15/21	10,000	1,000,000	575,000	2,010,388	(1,435,388)

Total options purchased contracts					$53,914,250	$16,331,231	$37,583,019

Options written contracts outstanding at September 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Alteryx, Inc.	180.00 USD	11/20/20	(1,943)	$(194,300)	$(118,523)	$(4,389,503)	$4,270,980

Put options:
Amazon.com, Inc.	1,500.00 USD	1/15/21	(250)	$(25,000)	$(66,250)	$(1,135,297)	$1,069,047
Amazon.com, Inc.	1,400.00 USD	6/18/21	(150)	(15,000)	(134,625)	(2,159,646)	2,025,021
Fidelity National Information Services, Inc.	120.00 USD	1/21/22	(1,446)	(144,600)	(1,308,630)	(1,768,363)	459,733
Fiserv, Inc.	90.00 USD	1/21/22	(1,980)	(198,000)	(2,326,500)	(2,030,368)	(296,132)
Global Payments, Inc.	160.00 USD	6/18/21	(1,512)	(151,200)	(2,222,640)	(2,472,112)	249,472
KLA Corp.	160.00 USD	1/15/21	(1,026)	(102,600)	(682,290)	(1,322,476)	640,186
Pure Storage, Inc.	12.50 USD	1/15/21	(10,000)	(1,000,000)	(725,000)	(1,253,086)	528,086

Total put options					$(7,465,935)	$(12,141,348)	$4,675,413

Total options written contracts					$(7,584,458)	$(16,530,851)	$8,946,393

(g)	Includes net unrealized appreciation of other financial instruments as follows:

Forward foreign currency contracts outstanding at September 30, 2020:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2020	Unrealized Appreciation
5,889,107,378 South Korean Won settling 10/5/20	State Street Bank and Trust Company	$5,023,417	$5,035,577	$12,160

Glossary:

ADR—American Depositary Receipt

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. As of September 30, 2020, the Allianz Funds (the “Trust”) consisted of thirteen separate investments series (each a “Fund” and collectively the “Funds”). Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) of each Fund of the Trust has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the the investment adviser, Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Fund’s shares may change on days when an investor is not able to purchase or redeem or exchange shares.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2020 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/20
AllianzGI Dividend Value:
Investments in Securities—Assets
Common Stock	$811,694,687	—	—	$811,694,687
Exchange-Traded Funds	8,432,580	—	—	8,432,580
Repurchase Agreements	—	$6,487,000	—	6,487,000

Totals	$820,127,267	$6,487,000	—	$826,614,267

AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$7,112,152	—	—	$7,112,152
China	25,732,864	$71,536,702	—	97,269,566
India	5,280,772	16,230,378	—	21,511,150
South Africa	5,520,068	1,176,336	—	6,696,404
Thailand	—	—	$5,965,577	5,965,577
United States	1,530,932	—	—	1,530,932
All Other	—	98,372,042	—	98,372,042
Preferred Stock	2,234,873	—	—	2,234,873
Repurchase Agreements	—	4,517,000	—	4,517,000

Totals	$47,411,661	$191,832,458	$5,965,577	$245,209,696

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/20
AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$1,220,716,908	—	—	$1,220,716,908
Repurchase Agreements	—	$963,000	—	963,000

Totals	$1,220,716,908	$963,000	—	$1,221,679,908

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$1,815,658	—	$1,815,658
Denmark	—	834,070	—	834,070
Finland	—	434,675	—	434,675
France	—	1,533,988	—	1,533,988
Germany	$767,781	2,441,379	—	3,209,160
Hong Kong	232,560	551,535	—	784,095
Italy	—	853,415	—	853,415
Japan	—	9,083,268	—	9,083,268
Korea (Republic of)	—	203,532	—	203,532
Netherlands	—	782,510	—	782,510
Norway	—	739,895	—	739,895
Singapore	—	365,344	—	365,344
Sweden	—	878,858	—	878,858
Switzerland	249,182	1,693,279	—	1,942,461
Taiwan	—	593,162	—	593,162
Thailand	—	—	$217,504	217,504
United Kingdom	406,468	4,252,125	—	4,658,593
All Other	45,676,579	—	—	45,676,579
Preferred Stock	—	481,367	—	481,367
Repurchase Agreements	—	723,000	—	723,000

	47,332,570	28,261,060	217,504	75,811,134

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	113	—	113

Totals	$47,332,570	$28,261,173	$217,504	$75,811,247

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	$75,329,317	$8,631,720	—	$83,961,037
All Other	82,709,916	—	—	82,709,916
Warrants	—	—	$105,438	105,438
Rights	—	—	957	957
Repurchase Agreements	—	4,064,000	—	4,064,000

Totals	$158,039,233	$12,695,720	$106,395	$170,841,348

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/20
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Aerospace & Defense	$10,824,530	—	$141,367		$10,965,897
Apparel & Textiles	—	—	31,731		31,731
Banks	17,328,600	—	7		17,328,607
Commercial Services	—	—	576,798		576,798
Media	—	—	774,326		774,326
Oil, Gas & Consumable Fuels	5,024,792	—	17		5,024,809
Semiconductors	—	—	—	†	—	†
All Other	1,857,153,998	—	—		1,857,153,998
Corporate Bonds & Notes:
Commercial Services	—	$63,344,073	179,166		63,523,239
Computers	—	16,397,915	65		16,397,980
Diversified Financial Services	—	53,639,314	14,645,194		68,284,508
Media	—	128,251,219	8		128,251,227
Oil, Gas & Consumable Fuels	—	125,695,452	—		125,695,452
All Other	—	1,196,331,173	—		1,196,331,173
Convertible Bonds & Notes	—	1,371,057,311	—		1,371,057,311
Convertible Preferred Stock:
Computers	—	9,728,758	—		9,728,758
Diversified Financial Services	2,901,080	16,939,170	—		19,840,250
Telecommunications	—	20,236,335	—		20,236,335
All Other	328,023,153	—	—		328,023,153
Preferred Stock	—	—	14,282,495		14,282,495
Mutual Fund	9,842,242	—	—		9,842,242
Warrants:
Advertising	—	—	1,021,681		1,021,681
Iron/Steel	—	—	20,730		20,730
Media	—	—	4		4
All Other	86,136	—	—		86,136
Repurchase Agreements	—	284,085,000	—		284,085,000

	2,231,184,531	3,285,705,720	31,673,589		5,548,563,840

Investments in Securities—Liabilities
Options Written:
Market Price	(1,947,607)	—	—		(1,947,607)

Totals	$2,229,236,924	$3,285,705,720	$31,673,589		$5,546,616,233

AllianzGI International Value:
Investments in Securities—Assets
Common Stock:
Canada	$8,886,635	—	—		$8,886,635
India	324,740	$595,041	—		919,781
Russian Federation	2,478,390	—	—		2,478,390
United Kingdom	1,816,086	10,385,796	—		12,201,882
United States	8,676,161	—	—		8,676,161
All Other	—	95,701,111	—		95,701,111
Preferred Stock	—	1,459,100	—		1,459,100
Repurchase Agreements	—	4,077,000	—		4,077,000

Totals	$22,182,012	$112,218,048	—		$134,400,060

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/20
AllianzGI Large-Cap Value:
Investments in Securities—Assets
Common Stock	$278,475,793	—	—		$278,475,793
Repurchase Agreements	—	$5,952,000	—		5,952,000

Totals	$278,475,793	$5,952,000	—		$284,427,793

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$376,460,885	—	—		$376,460,885
Repurchase Agreements	—	$1,205,000	—		1,205,000

Totals	$376,460,885	$1,205,000	—		$377,665,885

AllianzGI Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$1,240,879,331	—	—		$1,240,879,331
Exchange-Traded Funds	12,670,276	—	—		12,670,276
Repurchase Agreements	—	$17,330,000	—		17,330,000

Totals	$1,253,549,607	$17,330,000	—		$1,270,879,607

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock	$114,906,191	—	—		$114,906,191
Exchange-Traded Funds	137,966	—	—		137,966
Rights	—	—	—	†	—	†
Repurchase Agreements	—	$1,980,000	—		1,980,000

Totals	$115,044,157	$1,980,000	—	†	$117,024,157

AllianzGI Small-Cap Value:
Investments in Securities—Assets
Common Stock	$473,810,271	—	—		$473,810,271
Exchange-Traded Funds	4,899,329	—	—		4,899,329
Repurchase Agreements	—	$5,282,000	—		5,282,000

Totals	$478,709,600	$5,282,000	—		$483,991,600

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/20
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electronic Equipment, Instruments & Components	$34,012	$17,354,809	—	$17,388,821
Entertainment	75,608,878	56,669	—	75,665,547
Interactive Media & Services	155,298,056	127,462	—	155,425,518
IT Services	411,396,058	242,891	—	411,638,949
Semiconductors & Semiconductor Equipment	255,713,691	509,387	—	256,223,078
Technology Hardware, Storage & Peripherals	213,386,876	40,001,961	—	253,388,837
All Other	711,878,566	—	—	711,878,566
Exchange-Traded Funds	19,928,872	—	—	19,928,872
Repurchase Agreements	—	193,750,000	—	193,750,000
Options Purchased:
Market Price	53,914,250	—	—	53,914,250

	1,897,159,259	252,043,179	—	2,149,202,438

Investments in Securities—Liabilities
Options Written:
Market Price	(7,584,458)	—	—	(7,584,458)
Securities Sold Short, at value	(7,023)	—	—	(7,023)

	(7,591,481)	—	—	(7,591,481)

Other Financial Instruments* – Assets
Foreign Exchange Contracts	—	12,160	—	12,160

Totals	$1,889,567,778	$252,055,339	—	$2,141,623,117

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2020, was as follows:

	Beginning Balance 6/30/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/20
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Thailand	$7,604,987	$—	$(692,516)	$—	$32,855	$(979,749)	$—	$—	$5,965,577

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$221,031	$—	$—	$—	$(3,527)	$—	$—	$217,504

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	$262,666	$—	$—	$—	$—	$(157,228)	$—	$—	$105,438
Rights	957	—	—	—	—	—	—	—	957

Totals	$263,623	$—	$—	$—	$—	$(157,228)	$—	$—	$106,395

	Beginning Balance 6/30/20		Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3	Ending Balance 9/30/20
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$157,575		$—	$—	@	$—	$(458,209)	$300,634	$—	$—	$—
Aerospace & Defense	183,201		—	—		—	—	(41,834)	—	—	141,367
Apparel & Textiles	28,890		—	—		—	—	2,841	—	—	31,731
Banks	7		—	—		—	—	—	—	—	7
Commercial Services	576,798		—	—		—	—	—	—	—	576,798
Media	784,514		—	—		—	—	(10,188)	—	—	774,326
Oil, Gas & Consumable Fuels	17		—	—		—	—	—	—	—	17
Semiconductors	—	†	—	—		—	—	—	—	—	—	†
Corporate Bonds & Notes:
Commercial Services	179,166		—	—		—	—	—	—	—	179,166
Computers	65		—	—		—	—	—	—	—	65
Diversified Financial Services	3,301,117		—	—		30,448	—	(686,371)	12,000,000	—	14,645,194
Media	8		—	—		—	—	—	—	—	8
Preferred Stock	16,230,676		—	—		—	—	(1,948,181)	—	—	14,282,495
Warrants:
Advertising	4,610		1,946,103	—		—	—	(929,032)	—	—	1,021,681
Iron/Steel	11,658		—	—		—	—	9,072	—	—	20,730
Media	4		—	—		—	—	—	—	—	4

Totals	$21,458,306		$1,946,103	$—		$30,448	$(458,209)	$(3,303,059)	$12,000,000	$—	$31,673,589

The tables above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2020:

	Ending Balance at 9/30/20	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants:
Pharmaceuticals	$105,438	Black Scholes Model	Implied Price	$5.186
			Volatility	43.56%

	Ending Balance at 9/30/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Aerospace & Defense	$141,367	Market and Company Comparables	EV Multiples	0.69x (0.43x-1.96x	)
				7.08x (3.06x-14.03x	)
				0.51x (0.37x-0.74x	)
			M&A Transaction Multiples	0.92x (0.43x-1.96x	)
			Illiquidity Discount	40%
Apparel & Textiles	$31,731	Market and Company Comparables	EV Multiples	0.54x (0.19x-0.97x	)
				10.17x (3.57x-22.96x	)
				0.65x (0.22x-1.67x	)
			Illiquidity Discount	20%
Media	$774,306	Market and Company Comparables	EV Multiples	0.84x (0.46x-3.67x	)
				7.02x (4.99x-27.34x	)
			M&A Transaction Multiples	8.52x (6.65x-10.11x	)
			Illiquidity Discount	10%
Corporate Bonds & Notes:
Diversified Financial Services	$2,645,194	Market and Company Comparables	EV Multiples	0.93x (0.55x-1.54x	)
				2.96x (0.82x-4.67x	)
				0.58x (0.38x-0.66x	)
			Illiquidity Discount	20%
Preferred Stock:
Media	$1,190,020	Market and Company Comparables	EV Multiples	0.85x (0.43x-1.88x	)
			Illiquidity Discount	(1%-25%	)
	$13,092,395	Market and Company Comparables	EV Multiples	0.85x (0.43x-1.88x	)
			Illiquidity Discount	25%
Warrants:
Advertising	$30,037	Market and Company Comparables	EV Multiples	1.75x (0.99x-7.35x	)
				10.34x (4.93x-34.0x	)
		Black-Scholes Model	Volatility	34.53%
			Implied Price	$40.62
	$991,644	Market and Company Comparables	EV Multiples	1.83x (0.85x-3.87x	)
				7.17x (6.06x-9.3x	)
			M&A Transaction Multiples	1.03x (0.67x-1.54x	)
		Black-Scholes Model	Volatility	81%
			Implied Price	$0.572

The tables above do not include Level 3 investments that are valued by brokers or independent pricing services.

*	Other financial instruments are derivatives, such as forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 and into Level 3 due to a third-party independent pricing vendor price being unavailable or unreliable at September 30, 2020.
@	Removed via corporate action.
†	Actual amount rounds to less than $1.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at September 30, 2020 was:

AllianzGI Emerging Markets Opportunities	$(975,848)
AllianzGI Global Small-Cap	(3,527)
AllianzGI Health Sciences	(157,228)
AllianzGI Income & Growth	(3,622,474)

At September 30, 2020, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Dividend Value	$766,263,482	$86,337,370	$25,986,585	$60,350,785
AllianzGI Emerging Markets Opportunities	185,003,661	64,970,768	4,764,733	60,206,035
AllianzGI Focused Growth	582,722,581	645,351,964	6,394,637	638,957,327
AllianzGI Global Small-Cap	59,586,525	18,933,011	2,708,289	16,224,722
AllianzGI Health Sciences	148,912,232	24,894,542	2,965,426	21,929,116
AllianzGI Income & Growth	5,746,731,122	398,658,208	598,773,097	(200,114,889)
AllianzGI International Value	121,240,463	16,932,407	3,772,810	13,159,597
AllianzGI Large-Cap Value	271,301,396	22,547,147	9,420,750	13,126,397
AllianzGI Mid-Cap	243,813,305	135,466,231	1,613,651	133,852,580
AllianzGI Mid-Cap Value	1,190,437,447	114,591,416	34,149,256	80,442,160
AllianzGI Small-Cap	95,218,350	27,673,088	5,867,281	21,805,807
AllianzGI Small-Cap Value	511,240,310	22,955,853	50,204,563	(27,248,710)
AllianzGI Technology	1,299,877,177	848,742,637	6,996,697	841,745,940

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.